UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07567

STATE STREET NAVIGATOR SECURITIES LENDING TRUST

(Exact name of registrant as specified in charter)

One Iron Street, Boston, Massachusetts 02210

(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)	Copy to:

Sean O’Malley, Esq. Senior Vice President and Deputy General Counsel c/o SSGA Funds Management, Inc. One Iron Street Boston, Massachusetts 02210	Timothy W. Diggins, Esq. Ropes & Gray LLP Prudential Tower, 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code: (617) 664-1465

Date of fiscal year end: December 31

Date of reporting period: June 30, 2021

Item 1. Reports to Stockholders.

(a)	The Report to Shareholders is attached herewith.

STATE STREET NAVIGATOR SECURITIES LENDING

GOVERNMENT MONEY MARKET PORTFOLIO

SEMI-ANNUAL REPORT

June 30, 2021

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Government Money Market Portfolio

Semi-Annual Report

June 30, 2021

Table of Contents (Unaudited)

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Government Money Market Portfolio

Portfolio Statistics (Unaudited)

Portfolio Composition*	June 30, 2021
Treasury Debt	44.0%
Government Agency Repurchase Agreements	24.1
Government Agency Debt	21.1
Treasury Repurchase Agreements	9.3
Other Assets in Excess of Liabilities	1.5

Total	100.0%

*	As a percentage of net assets as of the date indicated. The Portfolio’s composition will vary over time.

Maturity Ladder*	June 30, 2021
Overnight (1 Day)	34.7%
2 to 30 Days	18.7
31 to 60 Days	11.3
61 to 90 Days	4.2
Over 90 Days	29.6

Total	98.5%

Average days to maturity	24
Weighted average life	94

(The maturity ladder is expressed as a percentage of net assets as of the date indicated. The composition will vary over time).

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Government Money Market Portfolio

Schedule of Investments

June 30, 2021 (Unaudited)

Rating*	Name of Issuer and Title of Issue	Interest Rate	Next Payment/ Reset Date	Maturity Date	Principal Amount	Value
	GOVERNMENT AGENCY DEBT — 21.1%
P-1, A-1+	Federal Farm Credit Bank (a)	0.010%	07/15/2021	07/15/2021	$3,300,000	$3,299,987
P-1, A-1+	Federal Farm Credit Bank, Secured Overnight Financing Rate + 0.01% (b)	0.060%	07/01/2021	06/30/2022	31,802,000	31,800,392
P-1, A-1+	Federal Farm Credit Bank, 3 Month USD LIBOR—0.12% (b)	0.064%	07/22/2021	07/22/2021	18,400,000	18,400,000
P-1, A-1+	Federal Farm Credit Bank (a)	0.070%	10/19/2021	10/19/2021	12,000,000	11,997,433
P-1, A-1+	Federal Farm Credit Bank, Secured Overnight Financing Rate + 0.02% (b)	0.070%	07/01/2021	10/27/2022	28,500,000	28,498,090
P-1, A-1+	Federal Farm Credit Bank, Secured Overnight Financing Rate + 0.02% (b)	0.070%	07/01/2021	12/14/2022	38,017,000	38,014,758
P-1, A-1+	Federal Farm Credit Bank, Secured Overnight Financing Rate + 0.02% (b)	0.070%	07/01/2021	03/14/2023	52,831,000	52,819,802
P-1, A-1+	Federal Farm Credit Bank, Secured Overnight Financing Rate + 0.03% (b)	0.075%	07/01/2021	11/20/2021	35,000,000	34,999,309
P-1, A-1+	Federal Farm Credit Bank, Secured Overnight Financing Rate + 0.03% (b)	0.075%	07/01/2021	06/08/2022	31,600,000	31,598,501
P-1, A-1+	Federal Farm Credit Bank, Secured Overnight Financing Rate + 0.03% (b)	0.075%	07/01/2021	01/12/2023	40,000,000	39,996,896
P-1, A-1+	Federal Farm Credit Bank, 3 Month USD MMY + 0.03% (b)	0.079%	07/01/2021	04/03/2023	23,954,000	23,954,000
P-1, A-1+	Federal Farm Credit Bank, Secured Overnight Financing Rate + 0.03% (b)	0.080%	07/01/2021	05/13/2022	48,300,000	48,295,740
P-1, A-1+	Federal Farm Credit Bank, 3 Month USD MMY + 0.04% (b)	0.085%	07/01/2021	05/03/2023	31,400,000	31,400,000
P-1, A-1+	Federal Farm Credit Bank, 3 Month USD LIBOR—0.09% (b)	0.096%	08/03/2021	08/03/2021	6,941,000	6,941,465
P-1, A-1+	Federal Farm Credit Bank, Secured Overnight Financing Rate + 0.06% (b)	0.105%	07/01/2021	02/09/2023	5,300,000	5,300,000
P-1, A-1+	Federal Farm Credit Bank, 1 Month USD LIBOR + 0.01% (b)	0.109%	07/28/2021	12/28/2021	8,434,000	8,433,794
P-1, A-1+	Federal Farm Credit Bank, Secured Overnight Financing Rate + 0.08% (b)	0.130%	07/01/2021	10/14/2022	26,000,000	26,000,000
P-1, A-1+	Federal Farm Credit Bank, Secured Overnight Financing Rate + 0.09% (b)	0.135%	07/01/2021	10/07/2022	39,500,000	39,500,000
P-1, A-1+	Federal Farm Credit Bank, 3 Month USD MMY + 0.13% (b)	0.180%	07/01/2021	02/28/2022	24,600,000	24,600,000
P-1, A-1+	Federal Home Loan Bank (a)	0.003%	09/21/2021	09/21/2021	8,400,000	8,399,939
P-1, A-1+	Federal Home Loan Bank (a)	0.004%	07/14/2021	07/14/2021	19,259,000	19,258,972
P-1, A-1+	Federal Home Loan Bank (a)	0.006%	08/11/2021	08/11/2021	78,000,000	77,999,469
P-1, A-1+	Federal Home Loan Bank (a)	0.006%	08/02/2021	08/02/2021	105,000,000	104,999,441

See accompanying notes to financial statements.

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Government Money Market Portfolio

Schedule of Investments - (continued)

June 30, 2021 (Unaudited)

Rating*	Name of Issuer and Title of Issue	Interest Rate	Next Payment/ Reset Date	Maturity Date	Principal Amount	Value
	GOVERNMENT AGENCY DEBT—(continued)
P-1, A-1+	Federal Home Loan Bank (a)	0.011%	10/29/2021	10/29/2021	$24,400,000	$24,399,120
P-1, A-1+	Federal Home Loan Bank, 1 Month USD LIBOR—0.04% (b)	0.046%	07/02/2021	07/02/2021	40,000,000	39,999,997
P-1, A-1+	Federal Home Loan Bank, 1 Month USD LIBOR—0.04% (b)	0.049%	07/03/2021	08/03/2021	64,000,000	64,000,000
P-1, A-1+	Federal Home Loan Bank, Secured Overnight Financing Rate + 0.01% (b)	0.060%	07/01/2021	09/10/2021	32,100,000	32,100,000
P-1, A-1+	Federal Home Loan Bank, Secured Overnight Financing Rate + 0.01% (b)	0.060%	07/01/2021	03/28/2022	39,000,000	39,000,000
P-1, A-1+	Federal Home Loan Bank, Secured Overnight Financing Rate + 0.01% (b)	0.060%	07/01/2021	04/14/2022	41,750,000	41,750,000
P-1, A-1+	Federal Home Loan Bank, Secured Overnight Financing Rate + 0.01% (b)	0.060%	07/01/2021	04/22/2022	32,030,000	32,030,000
P-1, A-1+	Federal Home Loan Bank, Secured Overnight Financing Rate + 0.01% (b)	0.060%	07/01/2021	06/01/2022	16,200,000	16,200,000
P-1, A-1+	Federal Home Loan Bank, Secured Overnight Financing Rate + 0.01% (b)	0.060%	07/01/2021	06/07/2022	40,000,000	40,000,000
P-1, A-1+	Federal Home Loan Bank, Secured Overnight Financing Rate + 0.02% (b)	0.065%	07/01/2021	06/17/2022	27,000,000	27,000,000
P-1, A-1+	Federal Home Loan Bank, Secured Overnight Financing Rate + 0.02% (b)	0.070%	07/01/2021	08/23/2021	50,000,000	50,000,000
P-1, A-1+	Federal Home Loan Bank, Secured Overnight Financing Rate + 0.03% (b)	0.075%	07/01/2021	12/27/2021	99,000,000	99,000,000
P-1, A-1+	Federal Home Loan Bank, Secured Overnight Financing Rate + 0.03% (b)	0.075%	07/01/2021	03/14/2022	100,000,000	100,000,000
P-1, A-1+	Federal Home Loan Bank, Secured Overnight Financing Rate + 0.05% (b)	0.095%	07/01/2021	07/29/2022	50,000,000	50,000,000
P-1, A-1+	Federal Home Loan Bank, Secured Overnight Financing Rate + 0.12% (b)	0.170%	07/01/2021	10/13/2021	61,800,000	61,800,000
P-1, A-1+	Federal Home Loan Mortgage Corp., Secured Overnight Financing Rate + 0.16% (b)	0.210%	07/01/2021	04/20/2022	39,300,000	39,300,000
P-1, A-1+	Federal Home Loan Mortgage Corp., Secured Overnight Financing Rate + 0.19% (b)	0.240%	07/01/2021	06/02/2022	39,250,000	39,250,000
P-1, A-1+	Federal Home Loan Mortgage Corp., Secured Overnight Financing Rate + 0.24% (b)	0.290%	07/01/2021	07/23/2021	27,800,000	27,800,000

See accompanying notes to financial statements.

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Government Money Market Portfolio

Schedule of Investments - (continued)

June 30, 2021 (Unaudited)

Rating*	Name of Issuer and Title of Issue	Interest Rate	Next Payment/ Reset Date	Maturity Date	Principal Amount	Value
	GOVERNMENT AGENCY DEBT— (continued)
P-1, A-1+	Federal Home Loan Mortgage Corp., Secured Overnight Financing Rate + 0.30% (b)	0.350%	07/01/2021	10/25/2021	$23,200,000	$23,200,000
P-1, A-1+	Federal National Mortgage Assoc., Secured Overnight Financing Rate + 0.20% (b)	0.250%	07/01/2021	06/15/2022	42,150,000	42,150,000
P-1, A-1+	Federal National Mortgage Assoc., Secured Overnight Financing Rate + 0.27% (b)	0.320%	07/01/2021	05/04/2022	40,000,000	40,087,871
P-1, A-1+	Federal National Mortgage Assoc., Secured Overnight Financing Rate + 0.32% (b)	0.370%	07/01/2021	10/22/2021	24,850,000	24,850,000
P-1, A-1+	Federal National Mortgage Assoc., Secured Overnight Financing Rate + 0.33% (b)	0.380%	07/01/2021	10/15/2021	25,100,000	25,100,000
P-1, A-1+	Federal National Mortgage Assoc., Secured Overnight Financing Rate + 0.35% (b)	0.400%	07/01/2021	10/15/2021	23,000,000	23,000,000

TOTAL GOVERNMENT AGENCY DEBT						1,718,524,976

	TREASURY DEBT — 44.0%
P-1, A-1+	U.S. Treasury Bill (a)	0.003%	07/08/2021	07/08/2021	90,935,000	90,934,949
P-1, A-1+	U.S. Treasury Bill (a)	0.004%	07/01/2021	07/01/2021	199,990,000	199,990,000
P-1, A-1+	U.S. Treasury Bill (a)	0.005%	07/15/2021	07/15/2021	75,000,000	74,999,854
P-1, A-1+	U.S. Treasury Bill (a)	0.025%	08/31/2021	08/31/2021	75,000,000	74,996,823
P-1, A-1+	U.S. Treasury Bill (a)	0.028%	08/10/2021	08/10/2021	69,960,000	69,957,916
P-1, A-1+	U.S. Treasury Bill (a)	0.038%	12/09/2021	12/09/2021	99,970,000	99,952,641
P-1, A-1+	U.S. Treasury Bill (a)	0.040%	12/16/2021	12/16/2021	50,000,000	49,990,667
P-1, A-1+	U.S. Treasury Bill (a)	0.043%	08/26/2021	08/26/2021	226,000,000	225,986,151
P-1, A-1+	U.S. Treasury Bill (a)	0.043%	10/21/2021	10/21/2021	100,000,000	99,987,183
P-1, A-1+	U.S. Treasury Bill (a)	0.048%	10/26/2021	10/26/2021	100,000,000	99,984,147
P-1, A-1+	U.S. Treasury Bill (a)	0.050%	07/13/2021	07/13/2021	515,247,500	515,246,158
P-1, A-1+	U.S. Treasury Bill (a)	0.050%	08/12/2021	08/12/2021	135,100,000	135,095,182
P-1, A-1+	U.S. Treasury Bill (a)	0.050%	11/02/2021	11/02/2021	100,000,000	99,983,472
P-1, A-1+	U.S. Treasury Bill (a)	0.053%	09/16/2021	09/16/2021	99,500,000	99,488,576
P-1, A-1+	U.S. Treasury Bill (a)	0.056%	07/20/2021	07/20/2021	190,000,000	189,994,592
P-1, A-1+	U.S. Treasury Bill (a)	0.058%	08/19/2021	08/19/2021	70,000,000	69,994,403
P-1, A-1+	U.S. Treasury Bill (a)	0.058%	12/30/2021	12/30/2021	23,800,000	23,793,231
P-1, A-1+	U.S. Treasury Bill (a)	0.061%	09/02/2021	09/02/2021	39,750,000	39,745,933
P-1, A-1+	U.S. Treasury Bill (a)	0.063%	09/09/2021	09/09/2021	90,000,000	89,989,281
P-1, A-1+	U.S. Treasury Bill (a)	0.070%	03/24/2022	03/24/2022	75,000,000	74,961,208
P-1, A-1+	U.S. Treasury Bill (a)	0.073%	08/05/2021	08/05/2021	74,700,000	74,694,851
P-1, A-1+	U.S. Treasury Bill (a)	0.080%	07/06/2021	07/06/2021	350,000,000	349,998,559
P-1, A-1+	U.S. Treasury Bill (a)	0.085%	07/29/2021	07/29/2021	54,500,000	54,496,336
P-1, A-1+	U.S. Treasury Bill (a)	0.093%	07/22/2021	07/22/2021	60,200,000	60,196,706
P-1, A-1+	U.S. Treasury Bill (a)	0.140%	10/07/2021	10/07/2021	60,000,000	59,982,850
P-1, A-1+	U.S. Treasury Note (a)	0.056%	09/30/2021	09/30/2021	14,500,000	14,538,549
P-1, A-1+	U.S. Treasury Note (a)	0.056%	09/30/2021	09/30/2021	21,400,000	21,510,166
P-1, A-1+	U.S. Treasury Note (a)	0.056%	12/31/2021	12/31/2021	4,307,000	4,348,646
P-1, A-1+	U.S. Treasury Note (a)	0.058%	11/30/2021	11/30/2021	75,000,000	75,527,698
P-1, A-1+	U.S. Treasury Note (a)	0.061%	07/31/2021	07/31/2021	24,500,000	24,534,286

See accompanying notes to financial statements.

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Government Money Market Portfolio

Schedule of Investments - (continued)

June 30, 2021 (Unaudited)

Rating*	Name of Issuer and Title of Issue	Interest Rate	Next Payment/ Reset Date	Maturity Date	Principal Amount	Value
	TREASURY DEBT— (continued)
P-1, A-1+	U.S. Treasury Note (a)	0.062%	10/31/2021	10/31/2021	$13,000,000	$13,083,751
P-1, A-1+	U.S. Treasury Note (a)	0.066%	10/15/2021	10/15/2021	35,860,000	36,152,047
P-1, A-1+	U.S. Treasury Note, 3 Month USD MMY + 0.03% (b)	0.084%	07/01/2021	04/30/2023	53,176,000	53,179,945
P-1, A-1+	U.S. Treasury Note, 3 Month USD MMY + 0.05% (b)	0.099%	07/01/2021	01/31/2023	109,930,000	109,962,374
P-1, A-1+	U.S. Treasury Note, 3 Month USD MMY + 0.06% (b)	0.105%	07/01/2021	07/31/2022	75,000,000	75,002,463
P-1, A-1+	U.S. Treasury Note, 3 Month USD MMY + 0.06% (b)	0.105%	07/01/2021	10/31/2022	10,950,000	10,954,200
P-1, A-1+	U.S. Treasury Note, 3 Month USD MMY + 0.11% (b)	0.164%	07/01/2021	04/30/2022	75,000,000	75,039,711
P-1, A-1+	U.S. Treasury Note, 3 Month USD MMY + 0.30% (b)	0.350%	07/01/2021	10/31/2021	45,000,000	45,035,009

TOTAL TREASURY DEBT						3,583,310,514

	GOVERNMENT AGENCY REPURCHASE AGREEMENTS — 24.1%
P-1, A-1	Agreement with Bank of America and Bank of New York Mellon (Tri-Party), dated 06/30/2021 (collateralized by a U.S. Government Obligation, 3.000% due 04/01/2045, valued at $255,000,000); expected proceeds $250,000,347	0.050%	07/01/2021	07/01/2021	250,000,000	250,000,000
P-1, A-1	Agreement with Bank of America and Bank of New York Mellon (Tri-Party), dated 06/30/2021 (collateralized by various U.S. Government Obligations, 2.000% – 5.000% due 05/01/2036 – 05/20/2071, valued at $204,000,000); expected proceeds $200,000,278	0.050%	07/01/2021	07/01/2021	200,000,000	200,000,000
P-1, A-1	Agreement with Bank of Nova Scotia and Bank of New York Mellon (Tri-Party), dated 06/30/2021 (collateralized by a U.S. Government Obligation, 4.500% due 03/01/2031, and U.S. Treasury Notes, 1.625% – 3.000% due 07/31/2024 – 02/15/2026, valued at $102,000,253); expected proceeds $100,000,153	0.055%	07/01/2021	07/01/2021	100,000,000	100,000,000

See accompanying notes to financial statements.

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Government Money Market Portfolio

Schedule of Investments - (continued)

June 30, 2021 (Unaudited)

Rating*	Name of Issuer and Title of Issue	Interest Rate	Next Payment/ Reset Date	Maturity Date	Principal Amount	Value
	GOVERNMENT AGENCY REPURCHASE AGREEMENTS— (continued)
P-1, A-1	Agreement with Barclays Capital, Inc. and Bank of New York Mellon (Tri-Party), dated 06/30/2021 (collateralized by a U.S. Government Obligation, 2.500% due 06/20/2051, valued at $142,800,001); expected proceeds $140,000,194	0.050%	07/01/2021	07/01/2021	$140,000,000	$140,000,000
P-1, A-1	Agreement with Credit Agricole Corporate and Investment Bank and Bank of New York Mellon (Tri-Party), dated 06/30/2021 (collateralized by a U.S. Government Obligation, 2.000% due 01/20/2051, valued at $51,000,001); expected proceeds $50,000,076	0.055%	07/01/2021	07/01/2021	50,000,000	50,000,000
NR, A-1	Agreement with ING Financial Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 06/30/2021 (collateralized by various U.S. Government Obligations, 2.000% – 5.000% due 12/20/2035 – 05/01/2051, valued at $102,000,000); expected proceeds $100,000,139	0.050%	07/01/2021	07/01/2021	100,000,000	100,000,000
NR, A-1	Agreement with Mitsubishi UFJ Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 06/30/2021 (collateralized by various U.S. Government Obligations, 2.000% – 6.000% due 01/01/2036 – 06/01/2051, valued at $239,700,333); expected proceeds $235,000,326	0.050%	07/01/2021	07/01/2021	235,000,000	235,000,000
NR, A-1	Agreement with Morgan Stanley and Co., Inc. and Bank of New York Mellon (Tri-Party), dated 06/30/2021 (collateralized by various U.S. Government Obligations, 1.500% – 7.500% due 03/01/2022 – 07/01/2051, valued at $175,440,000); expected proceeds $172,000,239	0.050%	07/01/2021	07/01/2021	172,000,000	172,000,000
P-1, A-1	Agreement with MUFG Securities, dated 6/30/2021 (collateralized by a U.S. Treasury Note, 2.625% due 02/15/2029, valued at $30,589,952); expected proceeds $30,000,042	0.050%	07/01/2021	07/01/2021	30,000,000	30,000,000

See accompanying notes to financial statements.

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Government Money Market Portfolio

Schedule of Investments - (continued)

June 30, 2021 (Unaudited)

Rating*	Name of Issuer and Title of Issue	Interest Rate	Next Payment/ Reset Date	Maturity Date	Principal Amount	Value
	GOVERNMENT AGENCY REPURCHASE AGREEMENTS— (continued)
NR, A-1+	Agreement with Royal Bank of Canada and Bank of New York Mellon (Tri-Party), dated 06/30/2021 (collateralized by various U.S. Government Obligations, 2.000% – 5.000% due 08/15/2040 – 06/20/2051, valued at $102,000,000); expected proceeds $100,000,139	0.050%	07/01/2021	07/01/2021	$100,000,000	$100,000,000
P-1, A-1	Agreement with Societe Generale and Bank of New York Mellon (Tri-Party), dated 06/29/2021 (collateralized by various U.S. Government Obligations, 2.875% – 3.500% due 04/20/2026 – 07/20/2046, U.S. Treasury Bills, 0.000% due 07/08/2021 – 08/05/2021, U.S. Treasury Notes, 0.250% – 2.875% due 02/28/2023 – 08/15/2027, and U.S. Treasury Strips, 0.000% due 05/15/2037 – 11/15/2047, valued at $34,680,000); expected proceeds $34,000,331	0.050%	07/06/2021	07/06/2021	34,000,000	34,000,000
P-1, A-1	Agreement with Societe Generale and Bank of New York Mellon (Tri-Party), dated 06/30/2021 (collateralized by a Resolution Funding Strip, 0.000% due 01/15/2030, various U.S. Government Obligations, 1.658% – 5.559% due 05/20/2026 – 05/20/2051, and U.S. Treasury Notes, 0.125% – 0.625% due 05/31/2023 – 12/31/2027, valued at $306,000,027); expected proceeds $300,000,417	0.050%	07/01/2021	07/01/2021	300,000,000	300,000,000

See accompanying notes to financial statements.

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Government Money Market Portfolio

Schedule of Investments - (continued)

June 30, 2021 (Unaudited)

Rating*	Name of Issuer and Title of Issue	Interest Rate	Next Payment/ Reset Date	Maturity Date	Principal Amount	Value
	GOVERNMENT AGENCY REPURCHASE AGREEMENTS— (continued)
NR, A-1	Agreement with Wells Fargo Bank and Bank of New York Mellon (Tri-Party), dated 06/30/2021 (collateralized by various U.S. Government Obligations, 1.500% – 5.000% due 02/01/2035 – 10/01/2050, valued at $255,000,425); expected proceeds $250,000,417	0.060%	07/01/2021	07/01/2021	$250,000,000	$250,000,000

TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENTS						1,961,000,000

	TREASURY REPURCHASE AGREEMENTS — 9.3%
P-1, A-1	Agreement with BNP Paribas Securities Corp. and Bank of New York Mellon (Tri-Party), dated 06/30/2021 (collateralized by U.S. Treasury Bills, 0.000% due 09/28/2021 – 12/02/2021, a U.S. Treasury Bond, 6.250% due 08/15/2023, U.S. Treasury Inflation Index Notes, 0.125% due 01/15/2023 – 07/15/2030, U.S. Treasury Notes, 1.500% – 2.875% due 08/15/2021 – 02/15/2026, and U.S. Treasury Strips, 0.000% due 08/15/2029 – 11/15/2048, valued at $127,500,001); expected proceeds $125,000,174	0.050%	07/01/2021	07/01/2021	125,000,000	125,000,000
P-1, A-1	Agreement with Canadian Imperial Bank of Commerce and Bank of New York Mellon (Tri-Party), dated 06/07/2021 (collateralized by U.S. Treasury Bonds, 1.125% – 4.625% due 02/15/2040 – 11/15/2049, U.S. Treasury Inflation Index Bonds, 0.250% – 1.375% due 02/15/2044 – 02/15/2050, U.S. Treasury Inflation Index Notes, 0.125% – 0.875% due 10/15/2024 – 07/15/2030, and U.S. Treasury Notes, 0.125% – 3.125% due 10/31/2022 – 11/15/2028, valued at $19,380,013); expected proceeds $19,000,164	0.010%	07/07/2021	07/07/2021	19,000,000	19,000,000

See accompanying notes to financial statements.

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Government Money Market Portfolio

Schedule of Investments - (continued)

June 30, 2021 (Unaudited)

Rating*	Name of Issuer and Title of Issue	Interest Rate	Next Payment/ Reset Date	Maturity Date	Principal Amount	Value
	TREASURY REPURCHASE AGREEMENTS— (continued)
P-1, A-1	Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 06/30/2021 (collateralized by a U.S. Treasury Note, 0.125% due 04/30/2022, and U.S. Treasury Strips, 0.000% due 05/15/2046 – 08/15/2046, valued at $5,100,021); expected proceeds $5,000,007	0.050%	07/01/2021	07/01/2021	$5,000,000	$5,000,000
P-1, A-1	Agreement with Credit Suisse Securities (USA) LLC and Bank of New York Mellon (Tri-Party), dated 06/30/2021 (collateralized by U.S. Treasury Bills, 0.000% due 07/22/2021 – 06/16/2022, U.S. Treasury Inflation Index Bonds, 2.125% – 3.875% due 04/15/2029 – 02/15/2040, and U.S. Treasury Notes, 0.125% – 2.750% due 10/15/2023 – 02/15/2028, valued at $35,700,144); expected proceeds $35,000,049	0.050%	07/01/2021	07/01/2021	35,000,000	35,000,000
NR, A-1+	Agreement with Federal Reserve Bank of New York and Bank of New York Mellon (Tri-Party), dated 06/30/2021 (collateralized by a U.S. Treasury Note, 0.125% due 05/15/2023, valued at $350,000,548); expected proceeds $350,000,486	0.050%	07/01/2021	07/01/2021	350,000,000	350,000,000
P-1, A-1+	Agreement with Fixed Income Clearing Corp. and Bank of New York Mellon (Tri-Party), dated 06/30/2021 (collateralized by a U.S. Treasury Bond, 1.125% due 08/15/2040, and a U.S. Treasury Note, 0.105% due 10/31/2022, valued at $76,500,085); expected proceeds $75,000,104	0.050%	07/01/2021	07/01/2021	75,000,000	75,000,000
P-1, A-1	Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 06/29/2021 (collateralized by U.S. Treasury Notes, 1.875% – 2.625% due 08/31/2022 – 12/31/2025, valued at $34,680,076); expected proceeds $34,000,331	0.050%	07/06/2021	07/06/2021	34,000,000	34,000,000

See accompanying notes to financial statements.

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Government Money Market Portfolio

Schedule of Investments - (continued)

June 30, 2021 (Unaudited)

Rating*	Name of Issuer and Title of Issue	Interest Rate	Next Payment/ Reset Date	Maturity Date	Principal Amount	Value
	TREASURY REPURCHASE AGREEMENTS— (continued)
NR, A-1+	Agreement with Royal Bank of Canada and Bank of New York Mellon (Tri-Party), dated 06/03/2021 (collateralized by U.S. Treasury Bonds, 1.125% – 3.875% due 08/15/2040 – 05/15/2051, U.S. Treasury Inflation Index Bonds, 0.625% – 0.875% due 02/15/2043 – 02/15/2047, and a U.S. Treasury Inflation Index Note, 0.625% due 01/15/2026, valued at $17,340,102); expected proceeds $17,000,156	0.010%	07/07/2021	07/07/2021	$17,000,000	$17,000,000
P-1, A-1	Agreement with Societe Generale and Bank of New York Mellon (Tri-Party), dated 06/30/2021 (collateralized by U.S. Treasury Notes, 0.250% – 2.250% due 11/15/2022 – 02/15/2027, valued at $102,000,029); expected proceeds $100,000,139	0.050%	07/01/2021	07/01/2021	100,000,000	100,000,000

TOTAL TREASURY REPURCHASE AGREEMENTS						760,000,000

TOTAL INVESTMENTS — 98.5%(c)(d)						8,022,835,490
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.5%						123,320,080

NET ASSETS — 100.0%						$8,146,155,570

*	Moody’s rating, Standard & Poor’s rating, respectively. (Unaudited)
(a)	Rate represents annualized yield at date of purchase.
(b)	Variable Rate Security—Interest rate shown is rate in effect at June 30, 2021. For securities based on a published reference
(c)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs (Note 2).
(d)	Also represents the cost for federal tax purposes.

LIBOR	London Interbank Offered Rate
MMY	Money Market Yield

See accompanying notes to financial statements.

STATE STREET NAVIGATOR SECURITIES LENDING TRUST
STATE STREET NAVIGATOR SECURITIES LENDING GOVERNMENT MONEY MARKET PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2021 (Unaudited)

ASSETS
Investments in securities, at amortized cost—unaffiliated issuers	$5,301,835,490
Repurchase agreements, at amortized cost	2,721,000,000

Total Investments—unaffiliated issuers	8,022,835,490
Cash	246,439,872
Interest receivable—unaffiliated issuers	1,011,103
Other Receivable	9,407

TOTAL ASSETS	8,270,295,872

LIABILITIES
Payable for investments purchased	123,776,703
Advisory fee payable	129,424
Administration fees payable	10,718
Custodian, sub-administration and transfer agent fees payable	180,949
Distribution payable	6,669
Professional fees payable	35,839

TOTAL LIABILITIES	124,140,302

NET ASSETS	$8,146,155,570

NET ASSETS CONSIST OF:
Paid-in Capital	$8,146,152,075
Total distributable earnings (loss)	$3,495

NET ASSETS	$8,146,155,570

NET ASSET VALUE PER SHARE
Net asset value per share	$1.00

Shares outstanding ($0.001 par value)	8,146,142,026

See accompanying notes to financial statements.

STATE STREET NAVIGATOR SECURITIES LENDING TRUST
STATE STREET NAVIGATOR SECURITIES LENDING GOVERNMENT MONEY MARKET PORTFOLIO
STATEMENT OF OPERATIONS For the Six Months Ended June 30, 2021 (Unaudited)

INVESTMENT INCOME
Interest income—unaffiliated issuers	$2,784,345

EXPENSES
Advisory fees	718,221
Administration fees	30,784
Custodian, sub-administration and transfer agent fees	504,084
Trustees’ fees and expenses	44,986
Professional fees	39,823
Insurance expense	18,514
Miscellaneous expenses	14,234

TOTAL EXPENSES	1,370,646

NET INVESTMENT INCOME (LOSS)	1,413,699

REALIZED GAIN (LOSS)
Net realized gain (loss) on:

Investment transactions—unaffiliated issuers	3,249

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$1,416,948

See accompanying notes to financial statements.

STATE STREET NAVIGATOR SECURITIES LENDING TRUST

STATE STREET NAVIGATOR SECURITIES LENDING GOVERNMENT MONEY MARKET PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended 6/30/21 (Unaudited)	Year Ended 12/31/20
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$1,413,699	$33,301,420
Net realized gain (loss)	3,249	138,799

Net increase (decrease) in net assets resulting from operations	1,416,948	33,440,219

DISTRIBUTIONS TO SHAREHOLDERS:	(1,414,593)	(33,514,576)

FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	75,178,783,050	130,804,717,626
Cost of shares redeemed	(74,456,069,031)	(132,246,272,258)

Net increase (decrease) in net assets from beneficial interest transactions	722,714,019	(1,441,554,632)

Net increase (decrease) in net assets during the period	722,716,374	(1,441,628,989)

Net assets at beginning of period	7,423,439,196	8,865,068,185

NET ASSETS AT END OF PERIOD	$8,146,155,570	$7,423,439,196

SHARES OF BENEFICIAL INTEREST:
Shares sold	75,178,783,050	130,804,717,624
Shares redeemed	(74,456,069,031)	(132,246,272,258)

Net increase (decrease)	722,714,019	(1,441,554,634)

See accompanying notes to financial statements.

STATE STREET NAVIGATOR SECURITIES LENDING TRUST

STATE STREET NAVIGATOR SECURITIES LENDING GOVERNMENT MONEY MARKET PORTFOLIO

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period

	Six Months Ended 6/30/21 (Unaudited)		Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17		Year Ended 12/31/16**
Net asset value, beginning of period	$1.0000		$1.0000	$1.0000	$1.0000	$1.0000		$1.0000

Income (loss) from investment operations:
Net investment income (loss)	0.0002		0.0042	0.0218	0.0182	0.0086		0.0043
Net realized gain (loss)	0.0000	(a)	0.0000 (a)	0.0000 (a)	0.0000 (a)	0.0000	(a)	0.0000 (a)

Total from investment operations	0.0002		0.0042	0.0218	0.0182	0.0086		0.0043

Distributions to shareholders from:
Net investment income	(0.0002)		(0.0042)	(0.0218)	(0.0182)	(0.0086)		(0.0043)
Net realized gains	—		—	—	—	(0.00	)(a)	—

Total distributions	(0.0002)		(0.0042)	(0.0218)	(0.0182)	(0.0086)		(0.0043)

Net asset value, end of period	$1.0000		$1.0000	$1.0000	$1.0000	$1.0000		$1.0000

Total return(b)	0.02%		0.42%	2.18%	1.84%	0.86%		0.43%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$8,146,156		$7,423,439	$8,865,068	$6,844,376	$11,724,329		$9,167,121
Ratios to average net assets:
Total expenses	0.03	%(c)	0.03%	0.04%	0.04%	0.04%		0.04%
Net expenses	0.03	%(c)	0.03%	0.04%	0.04%	0.03%		0.03%
Net investment income (loss)	0.03	%(c)	0.42%	2.18%	1.78%	0.87%		0.45%

**	Beginning with the year ended December 31, 2017, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.
(a)	Amount is less than $0.00005 per share.
(b)

Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.

(c)	Annualized.

See accompanying notes to financial statements.

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Government Money Market Portfolio

Notes to Financial Statements

June 30, 2021 (Unaudited)

1. Organization

State Street Navigator Securities Lending Trust (the “Trust”) a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.

As of June 30, 2021, the Trust offers three (3) series, each of which represents a separate series of beneficial interest in the Trust (together the “Funds”). State Street Navigator Securities Lending Government Money Market Portfolio (the “Fund”) is authorized to issue an unlimited number of shares of beneficial interest with a $0.001 par value. The financial statements herein relate only to the Fund.

The Fund is used as a vehicle to invest cash collateral received by lenders in connection with securities loans under the Securities Lending Program (“SLP”) maintained by State Street Bank and Trust Company (“State Street”), an affiliate of the Fund’s investment adviser, SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”). There are other affiliated trusts that participate in the SLP and invest collateral in the Fund. Shares of the Fund are sold in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. Investments in the Fund will increase or decrease in direct correlation with overall participation in the SLP.

The Fund’s investment objective is to seek to maximize current income, to the extent consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 per share NAV.

The Fund operates as a “government money market fund” within the meaning of Rule 2a-7 under the 1940 Act to comply with the amendments to Rule 2a-7 that became effective October 14, 2016. The Fund is not currently subject to liquidity fees or temporary suspensions of redemptions due to declines in the Fund’s weekly liquid assets.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Security Valuation

The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”).

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Government Money Market Portfolio

Notes to Financial Statements – (continued)

June 30, 2021 (Unaudited)

The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for overseeing the determination of the fair value of investments.

The Fund’s securities are recorded on the basis of amortized cost which approximates fair value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

Because of the inherent uncertainties of valuation and under certain market conditions, the values reflected in the financial statements may differ from the value received upon actual sale of those investments and it is possible that the differences could be material.

Various inputs are used in determining the value of the Fund’s investments. The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

•	Level 1 - Unadjusted quoted prices in active markets for an identical asset or liability;

•

Level 2 - Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 - Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

Unless otherwise indicated on the Schedule of Investments, the values of the securities of the Fund are determined based on Level 2 inputs.

Investment Transactions and Income Recognition

Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments are determined using the identified cost method. Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.

Expenses

Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Fund within the Trust.

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Government Money Market Portfolio

Notes to Financial Statements – (continued)

June 30, 2021 (Unaudited)

Distributions

Distributions from net investment income, if any, are declared and paid daily. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.

3. Securities and Other Investments

Repurchase Agreements

The Fund may enter into repurchase agreements under the terms of a Master Repurchase Agreement. A repurchase agreement customarily obligates the seller at the time it sells securities to the Fund to repurchase the securities at a mutually agreed upon price and time. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Fund including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest.

The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the Fund’s principal amount of the repurchase agreement (including accrued interest). The underlying securities are ordinarily United States Government or Government Agency securities, but may consist of other securities. The use of repurchase agreements involves certain risks including counterparty risks. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which the value of the collateral may decline.

As of June 30, 2021, the Fund had invested in repurchase agreements with the gross values (principal) of $2,721,000,000 and associated collateral equal to at least $2,768,412,013.

4. Fees and Transactions with Affiliates

Advisory Fee

The Trust, on behalf of the Fund, has entered into an Investment Advisory Agreement with SSGA FM. The Fund pays an advisory fee to SSGA FM at an annual rate of 0.0175% of the Fund’s average daily net assets. The fee is accrued daily and paid monthly.

SSGA FM is contractually obligated until April 30, 2022 to waive its management fee and/or to reimburse the Fund for expenses to the extent that Total Annual Fund Operating Expenses (exclusive of non-recurring account fees and/or extraordinary expenses) exceed 0.042% of average daily net assets on an annual basis. The contractual fee waiver does not provide for the recoupment by the Adviser of any fees the Adviser previously waived. This waiver and/or reimbursement may not be terminated prior to April 30, 2022 except with approval of the Fund’s Board.

Each of the Adviser and State Street Global Advisors Funds Distributors, LLC (each a “Service Provider”) also may voluntarily reduce all or a portion of its fees and/or reimburse expenses for the Fund to the extent necessary to maintain a certain minimum net yield, which may vary from time to time, in SSGA FM’s sole discretion (any such waiver or reimbursement of expenses by a Service Provider being referred to herein as a “Voluntary Reduction”). Under an agreement with the Service Providers relating to the Voluntary Reduction, the Fund has agreed to reimburse the Service Providers for the full dollar amount of any Voluntary Reduction beginning on May 1, 2020, subject to certain limitations. Each Service Provider may, in its sole discretion, irrevocably waive receipt of any or all reimbursement amounts due from the Fund. A reimbursement to the Service Provider would increase fund expenses and may negatively impact the Fund’s yield during such period. There is no guarantee that the Voluntary Reduction will be in effect at any given time or that the Fund will be able to avoid a negative yield. The Portfolio has agreed, subject to

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Government Money Market Portfolio

Notes to Financial Statements – (continued)

June 30, 2021 (Unaudited)

certain limitations, to reimburse the applicable Service Provider for the full dollar amount of any Voluntary Reduction incurred after May 1, 2020. Any such future reimbursement of an applicable Service Provider may result in the total annual operating expenses of the Portfolio exceeding the amount of the expense cap under the contractual expense limitation agreement because the expense is not covered by the agreement. There were no fees reduced or expenses reimbursed by the Service Providers in connection with the Voluntary Reduction for the year ended June 30, 2021 or for the fiscal year ended December 31, 2020.

Administrator Fee

SSGA FM serves as administrator. Pursuant to the Administration Agreement between the Trust, on behalf of the Fund, and SSGA FM, the Fund pays an annual administration fee to SSGA FM equal to 0.00075% of the Fund’s average daily net assets.

Custodian, Sub-Administrator, Fund Accounting and Transfer Agent Fees

State Street serves as the custodian, sub-administrator, and transfer agent for the Fund. Under the terms of these agreements, the Fund pays a monthly fee to State Street.

Other Transactions with Affiliates

From time to time, the Fund may have a concentration of one or more accounts constituting a significant percentage of shares outstanding. Investment activities by holders of such accounts could have material impacts on the Fund. As of June 30, 2021, based on management’s evaluation of the shareholder account base, the Fund had accounts representing controlling ownership of more than 10% of the Fund’s total outstanding shares. The number of such accounts, based on accounts that represent more than 10% of the aggregate shares, and the aggregate percentage of net assets represented by such holdings were as follows:

Fund	Number of 10% Affiliated Account Holders	Percentage of Affiliated Ownership
State Street Navigator Securities Lending Government Money Market Portfolio	2	38.94%

5. Trustees’ Fees

The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”) are paid directly by the Fund. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.

6. Income Tax Information

The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Government Money Market Portfolio

Notes to Financial Statements – (continued)

June 30, 2021 (Unaudited)

The Fund files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of December 31, 2020, SSGA FM has analyzed the Fund’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.

Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles. Certain capital accounts in the financial statements have been adjusted for permanent book-tax differences. These adjustments have no impact on net asset values or results of operations. Temporary book-tax differences will reverse in the future.

7. Risks

Concentration Risk

As a result of the Fund’s ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Fund’s investments more than if the Fund were more broadly diversified.

Market, Credit and Counterparty Risk

In the normal course of business, the Fund trades securities and enters into financial transactions where risk of potential loss exists due to changes in global economic conditions and fluctuations of the market (market risk). Additionally, a Fund may also be exposed to counterparty risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults. The value of securities held by the Fund may decline in response to certain events, including those directly involving the companies whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations (credit risk).

Financial assets, which potentially expose the Fund to market, credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Fund’s exposure to market, credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Fund’s Statement of Assets and Liabilities, less any collateral held by the Fund.

The Fund’s investments are subject to changes in general economic conditions, and general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Fund and its investments.

An outbreak of a respiratory disease caused by a novel coronavirus (known as COVID-19) first detected in China in December 2019 has resulted in a global pandemic and major disruptions to economies and markets around the world, including the United States. Financial markets experienced and may continue to experience extreme volatility and severe losses, and trading in many instruments has been disrupted.

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Government Money Market Portfolio

Notes to Financial Statements – (continued)

June 30, 2021 (Unaudited)

Liquidity for many instruments was and may continue to be greatly reduced for periods of time. Some interest rates are very low and in some cases yields are negative. Governments and central banks, including the Federal Reserve in the United States, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. The impact of these measures, and whether they will be effective to mitigate the economic and market disruption, will not be known for some time. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to the Fund by its service providers.

8. Recent New Accounting Pronouncement

In March 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2020-04 (“ASU 2020-04”), “Reference Rate Reform (Topic 848)”. In response to concerns about structural risks of interbank offered rates, and particularly the risk of cessation of LIBOR, regulators have undertaken reference rate reform initiatives to identify alternative reference rates that are more observable or transaction based and less susceptible to manipulation. ASU 2020-04 provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting. ASU 2020-04 is elective and applies to all entities, subject to meeting certain criteria, that have contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. The relief provided is temporary and generally cannot be applied to contract modifications that occur after December 31, 2022, or hedging relationships entered into or evaluated after that date. However, the FASB has indicated that it will revisit the sunset date in Topic 848 after the LIBOR administrator makes a final decision on a phaseout date. On November 30, 2020, the LIBOR administrator proposed extending the publication of the overnight and the one-, three-, six- and 12-month USD LIBOR settings through June 30, 2023, when many existing contracts that reference LIBOR will have expired. Management is currently evaluating the impact of the guidance.

9. Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Government Money Market Portfolio

Other Information

June 30, 2021 (Unaudited)

Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable distribution (12b-1) and/ or service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2021 to June 30, 2021.

The table below illustrates your Fund’s cost in two ways:

•

Based on actual fund return — This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.

•

Based on hypothetical 5% return — This section is intended to help you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period (a)	Ending Account Value	Expenses Paid During Period(a)
State Street Navigator Securities Lending Government Money Market Portfolio	0.03%	$1,000.20	$0.15	$1,024.60	$0.15

(a)	Expenses are equal to the Fund’s annualized net expense ratio multiplied by the average account value of the period, multiplied by 181, then divided by 365.

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Government Money Market Portfolio

Other Information – (continued)

June 30, 2021 (Unaudited)

OTHER INFORMATION

June 30, 2021 (Unaudited)

Proxy Voting Policies and Procedures and Records

A description of the Trust’s proxy voting policies and procedures that are used by the Fund’s investment adviser to vote proxies relating to the Fund’s portfolio of securities are available (i) without charge, upon request by calling 1-877-521-4083 (toll free) or (ii) on the SEC’s website at www.sec.gov.

Information regarding how the investment adviser voted for the 12-month period ended June 30 is available by August 31 of each year without charge (1) by calling 1-877-521-4083 (toll free), or (2) on the website of the SEC at www.sec.gov.

Monthly Portfolio Schedule

The Fund files its monthly portfolio holdings with the SEC on Form N-MFP. The Fund’s Form N-MFP filing is available (1) on the SEC’s website at www.sec.gov or (2) by calling 1-877-521-4083 (toll free).

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Government Money Market Portfolio

Other Information – (continued)

June 30, 2021 (Unaudited)

BOARD DELIBERATIONS REGARDING APPROVAL OF INVESTMENT ADVISORY AGREEMENT1

General Background

SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”) serves as the investment adviser to the State Street Navigator Securities Lending Government Money Market Portfolio (the “Fund”), pursuant to an advisory agreement dated May 1, 2001, as amended (the “Advisory Agreement”), between SSGA FM and the State Street Navigator Securities Lending Trust (the “Trust”). Under the Advisory Agreement, SSGA FM manages the Fund’s investments in accordance with its investment objectives, policies and limitations. Under the Investment Company Act of 1940, as amended (the “1940 Act”), an investment advisory agreement between a mutual fund and its investment adviser may continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees or its shareholders, including and by a vote of a majority of those trustees who are not “interested persons” of the fund (commonly referred to as, the “Independent Trustees”) cast in person at a meeting called for the purpose of considering such approval.2 Throughout the year, the Board considers a wide variety of materials and information about the Fund, including, for example, the Fund’s investment performance, adherence to stated investment objectives and strategies, assets under management, expenses, regulatory compliance, and risk management. The Board periodically meets with SSGA FM’s portfolio managers and reviews and evaluates their professional experience, credentials and qualifications. This information supplements the materials the Board received in preparation for the meeting described below.

[1]

The Independent Trustees have identified numerous relevant issues, factors and concerns (“issues, factors and concerns”) that they consider each year in connection with the proposed continuation of the advisory agreement, the administration agreement, the distribution agreement and various related-party service agreements (the “annual review process”). The statement of issues, factors and concerns and the related conclusions of the Independent Trustees may not change substantially from year to year. However, the information requested by, and provided to, the Independent Trustees with respect to the issues, factors and concerns and on which their conclusions are based is updated annually and, in some cases, may differ substantially from the previous year. The Independent Trustees schedule annually a separate in-person meeting that is dedicated to the annual review process (the “special meeting”). Due to the ongoing Coronavirus Disease 2019 (also known as “COVID-19”) pandemic, the special meeting for calendar year 2021 was held telephonically. At the special meeting and throughout the annual review process, the Independent Trustees take a fresh look at each of the issues, factors and concerns in light of the latest available information and each year present one or more sets of comments and questions to management with respect to specific issues, factors and concerns. Management responds to such comments and questions to the satisfaction of the Independent Trustees before the annual review process is completed and prior to the Independent Trustees voting on proposals to approve continuation of the agreements and plans.

[2]

On March 25, 2020 and June 19, 2020, as a result of health and safety measures put in place to combat the global COVID-19 pandemic, the Securities and Exchange Commission (“SEC”) issued exemptive orders (the “Orders”) pursuant to Sections 6(c) and 38(a) of the 1940 Act, that temporarily exempt registered investment management companies from the in-person voting requirements under the 1940 Act, subject to certain requirements, including that votes taken pursuant to the Orders are ratified at the next in-person meeting. The Board of Trustees of the Trust (the “Board”) determined that reliance on the Orders was necessary or appropriate due to the circumstances related to current or potential effects of COVID-19 and therefore, the May 24-25, 2021 meeting was held telephonically in reliance on the Orders.

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Government Money Market Portfolio

Other Information – (continued)

June 30, 2021 (Unaudited)

Approval Process

The Board, including the Independent Trustees, met telephonically or by videoconference on April 7, 2021 and May 24-25, 2021 (in reliance on the Orders) (collectively, the “Meeting”), including in executive sessions attended by the Independent Trustees to consider a proposal to approve the Advisory Agreement. In determining whether it was appropriate to approve the Advisory Agreement, the Board requested information, provided by an independent third-party provider of mutual fund data and by SSGA FM, that it believed to be reasonably necessary to reach its conclusion. The Independent Trustees were separately represented by counsel who are independent of the Adviser in connection with their consideration of approval of the Advisory Agreement. Following the April 7, 2021 meeting, the Independent Trustees submitted questions and requests for additional information to management, and considered management’s responses thereto prior to and at the May 24-25, 2021 meeting. At the Meeting, the Board discussed issues pertaining to the proposed re-approval of the Advisory Agreement with representatives from SSGA FM and independent legal counsel. During the executive session, the Board discussed the following: (1) the nature, extent, and quality of services to be provided by SSGA FM under the Advisory Agreement; (2) the investment performance of the Fund and SSGA FM; (3) the costs of the services to be provided and profits to be realized by SSGA FM and its affiliates from the relationship with the Fund and the Trust; (4) the extent to which economies of scale would be realized as the assets of the Fund and the Trust grow; and (5) whether fee levels reflect these economies of scale for the benefit of the Fund’s investors. The Board noted that, in connection with evaluating the nature, extent, and quality of services to be provided by SSGA FM, as well as the reasonableness of overall compensation paid by the Fund to SSGA FM, the Board had considered (a) the Fund’s need for the services provided by SSGA FM; (b) the profitability of SSGA FM with respect to the management of the Trust and the Fund; (c) the capabilities and financial condition of SSGA FM; (d) the historical relationship between the Trust and SSGA FM; and (e) any “fall-out” financial benefits that SSGA FM or any of its affiliates may receive.

To support its deliberations at the Meeting, the Board requested and received the following materials: (1) a memorandum from independent legal counsel to the Independent Trustees (“Independent Counsel”) detailing the Independent Trustees’ duties and responsibilities with respect to approving the Advisory Agreement; the Administration Agreement dated and effective as of June 3, 2015 between SSGA FM and the Trust (the “Administration Agreement”); the Sub-Administration Agreement dated and effective as of June 1, 2015 between State Street Bank and Trust Company (“State Street”) and SSGA FM (the “Sub-Administration Agreement”); the Custodian

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Government Money Market Portfolio

Other Information – (continued)

June 30, 2021 (Unaudited)

Contract dated March 4, 1996, as amended, between State Street and the Trust (the “Custody Agreement”); and the Transfer Agency and Service Agreement dated March 4, 1996, as amended, between State Street and the Trust (the “Transfer Agency Agreement” and together, with the Sub-Administration Agreement and the Custody Agreement, the “Affiliated Agreements”); and (2) a responsive memorandum from the Adviser to a request letter from Independent Counsel to SSGA FM requesting certain information from SSGA FM, in its capacity as the Adviser and the Fund’s administrator (the “Administrator”) relevant to the Board’s consideration of whether to approve the renewal of the Advisory Agreement and the Administration Agreement that included, among other information: (i) a description of the nature, extent and quality of services provided by the Adviser to the Trust, the Fund, the State Street Navigator Securities Lending Portfolio I and the State Street Navigator Securities Lending Portfolio II (together with the Fund, the “Navigator Funds”) with a description of all relevant personnel comprising the team responsible for providing these services to the Trust and the Navigator Funds and their qualifications to provide such services; (ii) a description of the sources of information that the Adviser relies upon in providing portfolio management services to each Navigator Fund and a description of the Adviser’s investment decision making process for each Navigator Fund; (iii) a description of the Adviser’s processes for seeking to obtain the most favorable execution of portfolio transactions for the Navigator Funds; (iv) a description of the adequacy and sophistication of the Adviser’s technology and systems with respect to investment and administrative matters and a description of any material improvement or changes in technology or systems in the past year; (v) a description of the Adviser’s valuation processes and valuation oversight capabilities, including any steps taken or planned to enhance those capabilities with respect to money market funds and the instruments in which the Navigator Funds invest and a description of the functioning and effectiveness of SSGA FM’s valuation policies and procedures in light of SEC staff guidance in this area and SEC enforcement actions with respect to valuation; (vi) a Summary of total returns at net asset value (before taxes) for the Fund as of December 31, 2020 for the one-, three-, five- and ten-year periods, with information regarding the total returns at net asset value (before taxes) of comparable accounts; (vii) a schedule of comparable funds/accounts detailing average net assets and advisory fee information as of December 31, 2020; (viii) reports regarding the Adviser’s expense allocation and profitability related to providing investment advisory services to each Navigator Fund for the year ended December 31, 2020; (ix) reports regarding the Administrator’s and State Street’s profitability related to providing services to each Navigator Fund (collectively, with item vii, the “SSGA FM Profitability Reports”); (x) SSGA FM’s updated registration on Form ADV (Parts 1 and 2) under the Investment Advisers Act of 1940, as amended; (xi) an overall description of the services rendered to the Navigator Funds by SSGA FM as Administrator, an assessment of the quality of the services to be provided by SSGA FM as Administrator, including its oversight of State Street, as the sub-administrator of the Trust, and a discussion as to whether the nature, extent and quality of the services provided would be at least equal to services provided by unaffiliated third parties offering the same or similar services; and (xii) data from a nationally recognized independent third-party provider of mutual fund data, Broadridge Financial Solutions,

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Government Money Market Portfolio

Other Information – (continued)

June 30, 2021 (Unaudited)

Inc. (“Broadridge”), comparing the Fund’s performance for various periods ended December 31, 2020, advisory fees and total expense ratio to other funds, selected exclusively by Broadridge, with similar investment objectives and investment policies and of similar asset size. In reaching their determinations relating to the re-approval of the Advisory Agreement, the Board considered, among others, the following factors (together, the “Factors” and each a “Factor”).

The Nature, Extent, and Quality of Services to be provided by SSGA FM under the Advisory Agreement

The Board reviewed the terms of the Advisory Agreement and reviewed the Fund’s fees and expenses compared to other funds with similar investment objectives and investment policies and of similar asset size. The Board recognized Trust management’s position that, as the Trust is a private placement investment vehicle consisting of portfolios that are used as securities lending collateral pools, the Trust does not have any direct competitors, although it does have peers of comparable size pursuing comparable investment objectives.

In considering the nature, extent and quality of the services provided by SSGA FM, the members of the Board relied on their prior experience as Trustees of the Trust as well as the materials provided by Broadridge and SSGA FM before the Meeting and by SSGA FM at the Meeting. The Board noted that, under the Advisory Agreement, SSGA FM is responsible for, among other things: (i) managing the investment operations of the Fund in accordance with the Fund’s investment objective and policies, applicable legal and regulatory requirements, and the instructions of the Board; (ii) providing necessary and appropriate reports and information to the Board; (iii) maintaining all necessary books and records pertaining to the Fund’s securities transactions; and (iv) furnishing the Fund with the assistance, cooperation, and information necessary for the Fund to meet various legal requirements regarding registration and reporting. The Board noted the distinctive nature of the Fund as a privately placed investment vehicle that is used as a securities lending collateral pool and the experience and expertise appropriate for an adviser to such a fund. The Board reviewed the background and experience of SSGA FM’s senior management, including those individuals responsible for the investment and compliance operations of the Fund. The Board also considered the resources, operational structures and practices of SSGA FM in managing the Fund, in monitoring and securing the Fund’s compliance with its investment objective and policies and with applicable federal securities laws and regulations, and in seeking best execution of Fund transactions from SSGA FM approved counterparties. The Trustees also considered the significant risks assumed by the Adviser in connection with the services provided to the Funds, including reputational and entrepreneurial risks. Further, the Board considered material enhancements made to the risk management processes and systems over the past year. The Board also considered the performance of certain portions of the business continuity plan which have been invoked in response to the COVID-19 pandemic.

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Government Money Market Portfolio

Other Information – (continued)

June 30, 2021 (Unaudited)

The Board also considered information about SSGA FM’s overall investment management business, noting that SSGA FM serves as an investment adviser across a broad spectrum of asset classes and had approximately $661 billion in assets under management as of December 31, 2020. Drawing upon the materials provided and their general knowledge of the business of SSGA FM and its affiliate, State Street Global Advisors (“SSGA”), the investment management division of State Street with which SSGA FM shares senior personnel, the Board determined that SSGA FM and its affiliates continue to have the experience and resources necessary to manage the Fund. On the basis of this review, the Board concluded that the nature and extent of the services provided by SSGA FM to the Trust were appropriate, had been of uniformly high quality, and could be expected to remain so.

The Investment Performance of the Trust and SSGA FM

In evaluating the investment performance of the Trust and SSGA FM, the Board relied primarily upon the aforementioned Broadridge materials, as well as information provided at the Meeting and upon reports provided to the Board by SSGA FM throughout the preceding year. The Board reviewed the performance of the Fund against a Broadridge-generated peer group, consisting of the Fund and 12 other Institutional US Government Money Market Funds (as classified by Broadridge) with assets ranging from approximately $5.159 billion to approximately $28.438 billion (the “Broadridge Peer Group”), and the Broadridge universe, consisting of the Fund and all Institutional US Government Money Market Funds, regardless of asset size or primary channel of distribution (the “Broadridge Universe”), as well as against an appropriate benchmark constructed by Broadridge for the Fund (the “Lipper Index”). The Board noted that the Fund had outperformed the median of each of the Broadridge Peer Group and the Broadridge Universe for the 1-, 3-, 5- and 10-year periods and also outperformed its Lipper Index for the 1-, 3-, 5- and 10-year periods. The Board also noted that the Fund ranked first overall in performance compared to its Broadridge Peer Group and in the first quintile compared to its Broadridge Peer Group and Broadridge Universe for each period. On the basis of this review, the Board concluded that the Fund’s performance supported the renewal of the Advisory Agreement.

The Cost of the Services to be Provided

The Board reviewed an expense comparison report prepared by Broadridge. The report compared the contractual and actual management fees and total expenses as a percentage of net assets for the Fund versus the Broadridge Peer Group and the Broadridge Universe. The Board noted that both the contractual and actual management fees and the total expense ratio of the Fund were in the first quintile compared to the Fund’s Broadridge Peer Group. The Board also noted that the actual management fees and the total expense ratio of the Fund were in the first quintile compared to the Fund’s Broadridge Universe. The Board concluded that the management fees and total expenses of the Fund are reasonable.

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Government Money Market Portfolio

Other Information – (continued)

June 30, 2021 (Unaudited)

Profits to be Realized by SSGA FM and its Affiliates from the Relationship with the Trust

The Board considered the profitability of the advisory and administrative arrangements with the Navigator Funds to the Adviser and of the Trust’s relationship with the Adviser’s affiliate, State Street, in its role as sub-administrator, transfer agent and custodian for the Trust. The Board was also provided with the data relating to the profitability to SSGA FM from serving as the Adviser and the Administrator of the Navigator Funds for the calendar year ended December 31, 2020. The Trustees discussed with representatives of the Adviser and State Street the methodologies used in computing the costs that formed the basis of the profitability calculations. The Board also considered the various risks borne by SSGA FM and State Street in connection with their various roles in servicing the Trust, including reputational and entrepreneurial risks. After further discussion, the Trustees concluded that, to the extent SSGA FM’s and State Street’s relationships with the Trust had been profitable to either or both of those entities, the profitability was in no case such as to render the advisory fee excessive.

Economies of Scale

The Board considered certain limiting factors with respect to economies of scale to be realized by SSGA FM as assets grow, including the increased number of the Fund’s portfolio holdings, the increase in the portfolio management and support infrastructure at SSGA FM and SSGA, and the expansion of the overall securities monitored and reviewed from a potential investment and credit-worthiness perspective. The Board concluded that the Fund’s low advisory fee and low total expense ratio reflect an equitable sharing of the economies of scale being realized as assets of the Fund grow. The Board recognized that, should sustained, substantial asset growth be realized in the future, it might be appropriate to consider additional measures.

Other Benefits

In considering whether SSGA FM benefits in other ways from its relationships with the Trust, the Board also considered whether SSGA FM’s affiliates may benefit from the Trust’s relationship with State Street as a service provider to the Trust. The Board noted, among other things, that SSGA FM does not currently have “soft dollar” arrangements in effect for trading the Fund’s investments. The Board concluded that, to the extent that SSGA FM or its affiliates derive other benefits from their relationships with the Trust, those benefits are not so significant as to render SSGA FM’s fee excessive.

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Government Money Market Portfolio

Other Information – (continued)

June 30, 2021 (Unaudited)

Approval

The Board carefully evaluated the materials and information provided in advance of and at the Meeting and throughout the year and the Independent Trustees were advised by Independent Counsel with respect to their deliberations. In approving the Advisory Agreement, the Board did not identify any single Factor as controlling and each Trustee may have attributed different weight to the various Factors. Based on the Board’s evaluation of all the Factors that it deemed relevant, the Board concluded that: SSGA FM demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory Agreement; the performance of the Fund is exceptional in relation to the performance of funds with similar investment objectives; and the proposed advisory fee rate is fair and reasonable, given the scope and quality of the services to be rendered by SSGA FM.

Trustees

John R. Costantino

Michael F. Holland

Michael A. Jessee

Ellen M. Needham

Donna M. Rapaccioli

Patrick J. Riley

Richard D. Shirk

Bruce D. Taber

Investment Adviser and Administrator

SSGA Funds Management, Inc.

One Iron Street

Boston, MA 02210

Custodian, Sub-Administrator and Transfer Agent

State Street Bank and Trust Company

State Street Financial Center

One Lincoln Street

Boston, MA 02111

Independent Registered Public Accounting Firm

Ernst & Young LLP

200 Clarendon Street

Boston, MA 02116

Legal Counsel

Ropes & Gray LLP

800 Boylston Street

Boston, MA 02199

State Street Navigator Securities Lending Trust

c/o State Street Bank and Trust Company

Securities Finance

State Street Financial Center

One Lincoln Street

Boston, MA 02111

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of Fund shares.

STATE STREET NAVIGATOR

SECURITIES LENDING PORTFOLIO I

SEMI-ANNUAL REPORT

June 30, 2021

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Portfolio I

Semi-Annual Report

June 30, 2021

Table of Contents (Unaudited)

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Portfolio I

Portfolio Statistics (Unaudited)

Portfolio Composition*	June 30, 2021
Financial Company Commercial Paper	27.1%
Certificates of Deposit	22.1
Asset Backed Commercial Paper	18.0
Treasury Repurchase Agreements	10.5
Other Notes	9.6
Treasury Debt	7.4
Government Agency Repurchase Agreements	3.0
Other Repurchase Agreements	2.3
Other Assets in Excess of Liabilities	0.0 **

Total	100.0%

*	As a percentage of net assets as of the date indicated. The composition will vary over time.
**	Amount shown represents less than 0.05% of net assets

1

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Portfolio I

Schedule of Investments

June 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
SHORT-TERM INVESTMENTS — 100.0%
ASSET BACKED COMMERCIAL PAPER — 18.0%
Alinghi Funding Company LLC 0.25%, 11/16/2021 (a)	5,000,000	$4,997,375
Alinghi Funding Company LLC 0.28%, 7/13/2021 (a)	3,000,000	2,999,913
Antalis SA 0.19%, 7/7/2021 (a)	3,000,000	2,999,953
Atlantic Asset Securitization LLC 0.23%, 7/6/2021 (a)	4,000,000	3,999,947
Barclays Bank PLC 0.09%, 7/1/2021 (a)	3,000,000	2,999,994
Barclays Bank PLC 0.16%, 7/22/2021 (a)	5,000,000	4,999,728
Barclays Bank PLC 0.16%, 12/9/2021 (a)	2,000,000	1,998,524
Barclays Bank PLC 0.18%, 7/14/2021 (a)	5,000,000	4,999,846
Barclays Bank PLC 0.25%, 7/28/2021 (a)	3,000,000	2,999,720
Britannia Funding Company LLC 0.21%, 8/10/2021 (a)	5,000,000	4,999,260
Collateralized Commercial Paper FLEX Co. LLC 0.14%, 7/2/2021 (a)	5,000,000	4,999,978
Columbia Funding Co. LLC 0.20%, 10/13/2021 (a)	2,000,000	1,998,979
Columbia Funding Co. LLC 0.24%, 7/8/2021 (a)	2,000,000	1,999,964
Concord Minutemen Capital Co. 0.15%, 9/1/2021 (a)	5,000,000	4,999,003
Concord Minutemen Capital Co. 0.17%, 9/17/2021 (a)	5,000,000	4,998,519
Great Bridge Capital Co. LLC 0.20%, 8/18/2021 (a)	3,000,000	2,999,469
Ionic Capital II Trust 0.10%, 7/9/2021 (a)	5,000,000	4,999,900
Ionic Capital II Trust 0.10%, 7/30/2021 (a)	2,000,000	1,999,833
Ionic Capital II Trust 0.20%, 7/23/2021 (a)	5,000,000	4,999,706
Liberty Street Funding LLC 0.12%, 7/1/2021 (a)	14,500,000	14,499,976
LMA Americas LLC 0.08%, 7/16/2021 (a)	7,000,000	6,999,745
Mackinac Funding Company LLC 0.14%, 9/15/2021 (a)	7,000,000	6,997,664
Mackinac Funding Company LLC 0.20%, 8/24/2021 (a)	2,500,000	2,499,439
Manhattan Asset Funding Company LLC 0.22%, 1/26/2022 (a)	2,000,000	1,998,063

See accompanying notes to financial statements.

2

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Portfolio I

Schedule of Investments – (continued)

June 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
SHORT-TERM INVESTMENTS—(continued)
ASSET BACKED COMMERCIAL PAPER— (continued)
Nieuw Amsterdam Receivables Corp. 0.14%, 7/9/2021 (a)	4,000,000	$3,999,940

		108,984,438

CERTIFICATES OF DEPOSIT — 22.1%
Bank of Montreal 0.16%, 9/3/2021 (a)	2,305,000	2,305,362
Bank of Montreal 3 Month USD LIBOR + 0.02%, 0.18%, 2/11/2022 (b)	5,000,000	5,000,000
Bank of Montreal Bloomberg Short Term Bank Yield Index + 0.12%, 0.18%, 12/1/2021 (b)	1,750,000	1,749,650
Bank of Tokyo-Mitsubishi UFJ Ltd. 0.15%, 8/16/2021 (a)	5,000,000	5,000,392
Credit Industriel et Commercial 0.15%, 11/23/2021 (a)	3,000,000	3,000,498
Credit Industriel et Commercial 3 Month USD LIBOR + 0.06%, 0.22%, 11/8/2021 (b)	4,000,000	4,000,846
Credit Suisse 0.27%, 10/8/2021 (a)	4,000,000	4,001,298
ING Bank NV 0.26%, 10/8/2021 (a)	4,000,000	4,000,000
KBC Bank NV 0.07%, 7/2/2021 (a)	10,000,000	9,999,994
KBC Bank NV 0.07%, 7/6/2021 (a)	5,000,000	4,999,992
Mizuho Bank Ltd. 0.16%, 8/13/2021 (a)	2,000,000	2,000,293
MUFG Bank Ltd. 0.23%, 1/7/2022 (a)	5,000,000	5,001,959
MUFG Bank Ltd. 0.24%, 10/26/2021 (a)	5,000,000	5,002,308
Natixis NY 0.15%, 8/5/2021 (a)	3,235,000	3,235,194
Norinchukin Bank 0.12%, 8/24/2021 (a)	10,000,000	10,000,336
Norinchukin Bank 0.13%, 8/20/2021 (a)	5,000,000	5,000,234
Oversea-Chinese Banking Corp. Ltd. 0.11%, 9/21/2021 (a)	5,000,000	4,999,908
Oversea-Chinese Banking Corp. Ltd. 0.11%, 9/20/2021 (a)	7,000,000	6,999,888
Royal Bank of Canada 3 Month USD LIBOR + 0.04%, 0.22%, 10/1/2021 (b)	5,000,000	5,000,505
Royal Bank of Canada 3 Month USD LIBOR + 0.05%, 0.23%, 10/8/2021 (b)	4,500,000	4,500,600
Skandinaviska Enskilda Banken AB 0.16%, 10/7/2021 (a)	6,000,000	6,001,270
Sumitomo Mitsui Banking Corp. 0.14%, 7/26/2021 (a)	3,825,000	3,825,276
Sumitomo Mitsui Banking Corp. SOFR + 0.14%, 0.19%, 7/22/2021 (b)	5,000,000	5,000,336

See accompanying notes to financial statements.

3

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Portfolio I

Schedule of Investments – (continued)

June 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
SHORT-TERM INVESTMENTS—(continued)
CERTIFICATES OF DEPOSIT— (continued)
Sumitomo Mitsui Banking Corp. 0.20%, 9/15/2021 (a)	5,000,000	$5,001,218
Sumitomo Mitsui Banking Corp. 3 Month USD LIBOR + 0.04%, 0.22%, 1/4/2022 (b)	1,500,000	1,500,153
Svenska Handelsbanken AB 0.17%, 3/21/2022 (a)	5,000,000	4,999,927
Swedbank AB 0.08%, 7/2/2021 (a)	7,000,000	6,999,992
Toronto Dominion Bank 3 Month USD LIBOR + 0.04%, 0.22%, 10/5/2021 (b)	5,000,000	5,000,528

		134,127,957

FINANCIAL COMPANY COMMERCIAL PAPER — 27.1%
Australia & New Zealand Banking Group Ltd. 0.17%, 11/19/2021 (a)	5,000,000	4,998,363
Bank of Nova Scotia (The) 0.23%, 5/2/2022 (a)	4,000,000	3,994,050
BPCE SA 0.16%, 8/3/2021 (a)	5,000,000	4,999,561
Caisse des Depots et Consignations 0.05%, 7/9/2021 (a)	3,000,000	2,999,940
Caisse des Depots et Consignations 0.11%, 10/1/2021 (a)	5,000,000	4,998,683
Canadian Imperial Bank of Commerce 0.05%, 7/2/2021 (a)	10,000,000	9,999,956
Commonwealth Bank of Australia 3 Month USD LIBOR + 0.01%, 0.19%, 2/3/2022 (b)	6,000,000	6,000,000
Credit Industriel et Commercial 0.24%, 5/10/2022 (a)	1,500,000	1,497,658
Credit Industriel et Commercial 0.24%, 5/11/2022 (a)	3,000,000	2,995,301
DBS Bank Ltd. 0.15%, 9/3/2021 (a)	2,500,000	2,499,490
DBS Bank Ltd. 0.16%, 9/24/2021 (a)	2,000,000	1,999,393
DBS Bank Ltd. 0.18%, 11/3/2021 (a)	2,500,000	2,498,688
DnB Bank ASA 0.19%, 7/12/2021 (a)	6,000,000	5,999,860
Erste Abwicklungsanstalt 0.16%, 7/1/2021 (a)	5,000,000	4,999,989
FMS Wertmanagement 0.14%, 7/14/2021 (a)	10,000,000	9,999,693
HSBC Bank PLC 0.23%, 10/26/2021 (a)	5,000,000	4,996,591
HSBC Bank PLC 0.28%, 11/17/2021 (a)	1,500,000	1,498,775
HSBC Bank PLC 0.29%, 12/1/2021 (a)	4,000,000	3,996,492
ING US Funding LLC 0.20%, 8/11/2021 (a)	2,000,000	1,999,785

See accompanying notes to financial statements.

4

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Portfolio I

Schedule of Investments – (continued)

June 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
SHORT-TERM INVESTMENTS—(continued)
FINANCIAL COMPANY COMMERCIAL PAPER— (continued)
ING US Funding LLC 0.22%, 10/12/2021 (a)	2,000,000	$1,999,370
Lloyds Bank PLC 0.10%, 9/28/2021 (a)	7,000,000	6,998,250
Lloyds Bank PLC 0.15%, 7/2/2021 (a)	2,500,000	2,499,990
Lloyds Bank PLC 0.16%, 8/2/2021 (a)	2,500,000	2,499,794
NRW Bank 0.07%, 7/26/2021 (a)	3,000,000	2,999,827
Oversea-Chinese Banking Corp. Ltd. 3 Month USD LIBOR + 0.05%, 0.22%, 8/12/2021 (b)	5,000,000	5,000,000
Societe Generale 0.20%, 11/1/2021 (a)	4,000,000	3,998,471
Svenska Handelsbanken 3 Month USD LIBOR, 0.18%, 10/25/2021 (b)	6,000,000	5,999,808
Svenska Handelsbanken AB 3 Month USD LIBOR + 0.01%, 0.17%, 2/10/2022 (b)	3,000,000	2,999,818
Swedbank AB 0.06%, 7/6/2021 (a)	10,000,000	9,999,867
Toronto-Dominion Bank 3 Month USD LIBOR + 0.02%, 0.18%, 2/10/2022 (b)	3,000,000	3,000,182
Toronto-Dominion Bank 0.21%, 6/23/2022 (a)	5,000,000	4,990,155
Toronto-Dominion Bank 0.24%, 4/28/2022 (a)	5,000,000	4,992,198
Toyota Finance Australia Ltd. 0.17%, 7/27/2021 (a)	3,000,000	2,999,804
UBS AG 3 Month USD LIBOR + 0.08%, 0.23%, 9/30/2021 (b)	5,000,000	5,000,155
UBS AG 0.25%, 2/8/2022 (a)	3,750,000	3,745,494
United Overseas Bank, Ltd. 0.20%, 9/9/2021 (a)	7,000,000	6,998,661
Westpac Banking Corp. 3 Month USD LIBOR + 0.01%, 0.19%, 2/4/2022 (b)	5,000,000	4,999,704

		164,693,816

TREASURY DEBT — 7.4%
U.S. Treasury Bill 0.01%, 7/27/2021 (a)	20,000,000	19,999,422
U.S. Treasury Bill 0.02%, 8/26/2021 (a)	15,000,000	14,999,009
U.S. Treasury Bill 0.05%, 12/23/2021 (a)	10,000,000	9,997,448

		44,995,879

OTHER NOTES — 9.6%
Canadian Imperial Bank of Commerce 0.05%, 7/1/2021 (a)	15,000,000	15,000,000
Mizuho Bank Ltd. 0.08%, 7/1/2021 (a)	20,000,000	20,000,000

See accompanying notes to financial statements.

5

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Portfolio I

Schedule of Investments – (continued)

June 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
SHORT-TERM INVESTMENTS—(continued)
OTHER NOTES— (continued)
Royal Bank of Canada 0.08%, 7/2/2021 (a)	10,000,000	$10,000,000
Svenska Handelsbanken AB 0.03%, 7/1/2021 (a)	7,250,000	7,250,000
Toyota Motor Credit Corp. SOFR + 0.23%, 0.28%, 12/13/2021 (b)	6,000,000	6,004,369

		58,254,369

GOVERNMENT AGENCY REPURCHASE AGREEMENTS — 3.0%
Agreement with Bank of America and Bank of New York Mellon (Tri-Party), dated 06/30/2021 (collateralized by various U.S. Government Obligations, 2.041% – 11.518% due 12/25/2044 – 10/25/2050, valued at $8,640,001); expected proceeds $8,000,011 0.05%, 7/1/2021	8,000,000	8,000,000
Agreement with BNP Paribas Securities Corp. and Bank of New York Mellon (Tri-Party), dated 06/30/2021 (collateralized by various U.S. Government Obligations, 2.500% – 3.500% due 11/16/2039 – 05/20/2051, a U.S. Treasury Bill, 0.000% due 09/09/2021, and U.S. Treasury Notes, 1.125% – 2.750% due 07/31/2021 – 08/15/2021, valued at $10,270,041); expected proceeds $10,000,014 0.05%, 7/1/2021	10,000,000	10,000,000

		18,000,000

TREASURY REPURCHASE AGREEMENTS — 10.5%
Agreement with BNP Paribas Securities Corp. and Bank of New York Mellon (Tri-Party), dated 06/30/2021 (collateralized by a U.S. Treasury Bond, 3.375% due 05/15/2044, and U.S. Treasury Notes, 0.125% – 2.250% due 02/15/2024 – 11/15/2029, valued at $20,400,042); expected proceeds $20,000,028 0.05%, 7/1/2021	20,000,000	20,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 06/30/2021 (collateralized by a U.S. Treasury Inflation Index Note, 0.625% due 04/15/2023, and U.S. Treasury Notes, 0.125% – 2.750% due 03/31/2023 – 04/30/2023, valued at $15,300,327); expected proceeds $15,000,025 0.06%, 7/1/2021	15,000,000	15,000,000
Agreement with Mitsubishi UFJ Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 06/30/2021 (collateralized by U.S. Treasury Bonds, 1.875% – 3.500% due 02/15/2039 – 02/15/2051, and a U.S. Treasury Inflation Index Note, 0.375% due 07/15/2023, valued at $19,380,036); expected proceeds $19,000,026 0.05%, 7/1/2021	19,000,000	19,000,000

		54,000,000

OTHER REPURCHASE AGREEMENTS — 2.3%
Agreement with Bank of America and Bank of New York Mellon (Tri-Party), dated 06/04/2021 (collateralized by various Common Stocks, valued at $5,400,000); expected proceeds $5,008,760 0.53%, 10/1/2021 (c)	5,000,000	5,000,000

See accompanying notes to financial statements.

6

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Portfolio I

Schedule of Investments – (continued)

June 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
SHORT-TERM INVESTMENTS—(continued)
OTHER REPURCHASE AGREEMENTS— (continued)
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 06/30/2021 (collateralized by a U.S. Treasury Note, 2.000% due 11/30/2022, a Common Stock, and a Corporate Bond, 2.500% due 04/01/2039, valued at $10,217,400); expected proceeds $10,004,433 0.38%, 8/11/2021 (c)	10,000,000	10,000,000
Agreement with Credit Agricole Corporate and Investment Bank and Bank of New York Mellon (Tri-Party), dated 06/29/2021 (collateralized by various Corporate Bonds, 3.250% – 3.741% due 01/29/2024 – 04/21/2030, valued at $1,050,193); expected proceeds $1,000,027 0.14%, 7/6/2021	1,000,000	$1,000,000
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 06/30/2021 (collateralized by a Common Stock, valued at $5,400,006); expected proceeds $5,005,796 0.39%, 10/15/2021 (c)	5,000,000	5,000,000
Agreement with Wells Fargo Bank and Bank of New York Mellon (Tri-Party), dated 06/30/2021 (collateralized by a Corporate Bond, 0.000% due 07/14/2021, valued at $3,150,016); expected proceeds $3,000,015 0.18%, 7/1/2021	3,000,000	3,000,000

		24,000,000

TOTAL SHORT-TERM INVESTMENTS (Cost $607,018,470)		607,056,459

TOTAL INVESTMENTS — 100.0% (Cost $607,018,470)		607,056,459
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.0%(d)		11,281

NET ASSETS — 100.0%		$607,067,740

(a)	Rate shown is the discount rate at time of purchase.
(b)	Variable Rate Security—Interest rate shown is rate in effect at June 30, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	Illiquid security. These securities represent $20,000,000 or 3.3% of net assets as of June 30, 2021.
(d)	Amount shown represents less than 0.05% of net assets.
Abbreviations:
LIBOR	London Interbank Offered Rate
PLC	Public Limited Company
SOFR	Secured Overnight Financing Rate

See accompanying notes to financial statements.

7

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Portfolio I

Schedule of Investments – (continued)

June 30, 2021 (Unaudited)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2021.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
INVESTMENTS:
Short-Term Investments	$—	$607,056,459	$—	$607,056,459

TOTAL INVESTMENTS	$—	$607,056,459	$—	$607,056,459

See accompanying notes to financial statements.

8

STATE STREET NAVIGATOR SECURITIES LENDING TRUST

STATE STREET NAVIGATOR SECURITIES LENDING PORTFOLIO I

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2021 (Unaudited)

ASSETS
Investments in securities, at value—unaffiliated issuers	$511,056,459
Repurchase agreements, at amortized cost	96,000,000

Total Investments—unaffiliated issuers	607,056,459
Cash	539
Interest receivable—unaffiliated issuers	57,844
Receivable from Adviser (Note 4)	5,413

TOTAL ASSETS	607,120,255

LIABILITIES
Advisory fee payable	10,972
Administration fees payable	824
Custodian, sub-administration and transfer agent fees payable	16,894
Trustees’ fees and expenses payable	10
Distribution payable	1,767
Professional fees payable	20,105
Accrued expenses and other liabilities	1,943

TOTAL LIABILITIES	52,515

NET ASSETS	$607,067,740

NET ASSETS CONSIST OF:
Paid-in Capital	$607,076,827
Total distributable earnings (loss)	$(9,087)

NET ASSETS	$607,067,740

NET ASSET VALUE PER SHARE
Net asset value per share	$1.00

Shares outstanding ($0.001 par value)	607,076,827

COST OF INVESTMENTS:
Investments at cost	$607,018,470

See accompanying notes to financial statements.

9

STATE STREET NAVIGATOR SECURITIES LENDING TRUST

STATE STREET NAVIGATOR SECURITIES LENDING PORTFOLIO I

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2021 (Unaudited)

INVESTMENT INCOME
Interest income—unaffiliated issuers	$432,140

EXPENSES
Advisory fees	64,976
Administration fees	1,949
Custodian, sub-administration and transfer agent fees	42,709
Trustees’ fees and expenses	12,475
Professional fees	19,254
Insurance expense	1,406
Miscellaneous expenses	2,279

TOTAL EXPENSES	145,048

Expenses waived/reimbursed by the Adviser (Note 4)	(35,888)

NET EXPENSES	109,160

NET INVESTMENT INCOME (LOSS)	322,980

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:

Investment transactions—unaffiliated issuers	6,611

Net change in unrealized appreciation/depreciation on:

Investment transactions—unaffiliated issuers	18,680

NET REALIZED AND UNREALIZED GAIN (LOSS)	25,291

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$348,271

See accompanying notes to financial statements.

10

STATE STREET NAVIGATOR SECURITIES LENDING TRUST

STATE STREET NAVIGATOR SECURITIES LENDING PORTFOLIO I

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended 6/30/21 (Unaudited)	Year Ended 12/31/20
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$322,980	$4,381,731
Net realized gain (loss)	6,611	(50,769)
Net change in unrealized appreciation/depreciation	18,680	(43,244)

Net increase (decrease) in net assets resulting from operations	348,271	4,287,718

DISTRIBUTIONS TO SHAREHOLDERS:	(322,980)	(4,350,953)

FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	1,886,072,595	4,355,844,289
Cost of shares redeemed	(1,679,934,786)	(4,729,224,284)

Net increase (decrease) in net assets from beneficial interest transactions	206,137,809	(373,379,995)

Net increase (decrease) in net assets during the period	206,163,100	(373,443,230)

Net assets at beginning of period	400,904,640	774,347,870

NET ASSETS AT END OF PERIOD	$607,067,740	$400,904,640

SHARES OF BENEFICIAL INTEREST:
Shares sold	1,886,072,595	4,355,844,289
Shares redeemed	(1,679,934,786)	(4,729,224,284)

Net increase (decrease)	206,137,809	(373,379,995)

See accompanying notes to financial statements.

11

STATE STREET NAVIGATOR SECURITIES LENDING TRUST

STATE STREET NAVIGATOR SECURITIES LENDING PORTFOLIO I

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period

	Six Months Ended 6/30/21 (Unaudited)		Year Ended 12/31/20		Year Ended 12/31/19		Year Ended 12/31/18		Year Ended 12/31/17		For the Period 7/12/16*— 12/31/16**
Net asset value, beginning of period	$1.0000		$1.0000		$1.0000		$1.0000		$1.0000		$1.0000

Income (loss) from investment operations:
Net investment income (loss)(a)	0.0006		0.0076		0.0243		0.0206		0.0119		0.0032
Net realized and unrealized gain (loss)	0.0000		(0.0007)		(0.0004)		0.0003		(0.0002)		—

Total from investment operations	0.0006		0.0069		0.0239		0.0209		0.0117		0.0032

Distributions to shareholders from:
Net investment income	(0.0006)		(0.0069)		(0.0239)		(0.0209)		(0.0117)		(0.0032)
Net realized gains	—		—		—		—		(0.0000	)(b)	—

Total distributions	(0.0006)		(0.0069)		(0.0239)		(0.0209)		(0.0117)		(0.0032)

Net asset value, end of period	$1.0000		$1.0000		$1.0000		$1.0000		$1.0000		$1.0000

Total return(c)	0.06%		0.70%		2.42%		2.11%		1.18%		0.32%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$607,068		$400,905		$774,348		$1,081,086		$1,924,795		$1,375,302
Ratios to average net assets:
Total expenses	0.06	%(d)	0.06%		0.05%		0.05%		0.06%		0.04	%(d)
Net expenses	0.04	%(d)	0.04%		0.04%		0.04%		0.04%		0.04	%(d)
Net investment income (loss)	0.12	%(d)	0.76%		2.43%		2.05%		1.19%		0.68	%(d)
Portfolio turnover rate	—	%(e)(f)	—	%(f)	—	%(f)	—	%(f)	—	%(f)	—	%(e)(f)

*	Inception and commencement of operations.
**	Beginning with the year ended December 31, 2017, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amount is less than $0.00005 per share.
(c)

Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.

(d)	Annualized.
(e)	Not annualized.
(f)

Portfolio turnover percentage amounts to 0% as the Fund only held short term investments for the periods ended June 30, 2021, December 31, 2020, December 31, 2019 ,December 31, 2018, December 31, 2017 and December 31, 2016.

12

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Portfolio I

Notes to Financial Statements

June 30, 2021

1. Organization

State Street Navigator Securities Lending Trust (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.

As of June 30, 2021, the Trust offers three (3) series, each of which represents a separate series of beneficial interest in the Trust (together the “Funds”). State Street Navigator Securities Lending Portfolio I (the “Fund”) is authorized to issue an unlimited number of shares of beneficial interest with a $0.001 par value. The financial statements herein relate only to the Fund.

The Fund is used as a vehicle to invest cash collateral received by lenders in connection with securities loans under the Securities Lending Program (“SLP”) maintained by State Street Bank and Trust Company (“State Street”), an affiliate of the Fund’s investment adviser, SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”). Shares of the Fund are sold in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. Investments in the Fund will increase or decrease in direct correlation with overall participation in the SLP.

The Fund’s investment objective is to seek current yield to the extent consistent with maintaining liquidity and the preservation of principal while providing a market rate of return.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Security Valuation

The Fund’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for overseeing the determination of the fair value of investments.

13

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Portfolio I

Notes to Financial Statements – (continued)

June 30, 2021 (Unaudited)

Valuation techniques used to value the Fund’s investments by major category are as follows:

•

Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers. Certain government inflation-indexed securities may require a calculated fair valuation as the cumulative inflation is contained within the price provided by the pricing service or broker. For these securities, the inflation component of the price is “cleaned” from the pricing service or broker price utilizing the published inflation factors in order to ensure proper accrual of income.

•

Debt obligations (including short term investments and convertible debt securities) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.

•	Repurchase agreements are valued at the repurchase price as of valuation date.

In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.

Various inputs are used in determining the value of the Fund’s investments.

The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the assets or liabilities either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

The value of the Fund’s investments according to the fair value hierarchy as of June 30, 2021 is disclosed in the Fund’s Schedule of Investments.

Investment Transactions and Income Recognition

Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments are determined using the identified cost method. Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.

14

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Portfolio I

Notes to Financial Statements – (continued)

June 30, 2021 (Unaudited)

Expenses

Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Fund within the Trust.

Distributions

Distributions from net investment income, if any, are declared and paid daily. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.

3. Securities and Other Investments

Repurchase Agreements

The Fund may enter into repurchase agreements under the terms of a Master Repurchase Agreement. A repurchase agreement customarily obligates the seller at the time it sells securities to the Fund to repurchase the securities at a mutually agreed upon price and time. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Fund including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest.

The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the Fund’s principal amount of the repurchase agreement (including accrued interest). The underlying securities are ordinarily United States Government or Government Agency securities, but may consist of other securities. The use of repurchase agreements involves certain risks including counterparty risks. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which the value of the collateral may decline.

As of June 30, 2021, the Fund had invested in repurchase agreements with the gross values (principal) of $96,000,000 and associated collateral equal to $99,208,062.

4. Fees and Transactions with Affiliates

Advisory Fee

The Trust, on behalf of the Fund, has entered into an Investment Advisory Agreement with SSGA FM. The Fund pays an advisory fee to SSGA FM at an annual rate of 0.025% of the Fund’s average daily net assets. The fee is accrued daily and paid monthly.

SSGA FM is contractually obligated until April 30, 2022 to waive its management fee and/or to reimburse the Fund for expenses to the extent that Total Annual Fund Operating Expenses (exclusive of non-recurring account fees and/or extraordinary expenses) exceed 0.042% of average daily net assets on an annual basis. The contractual fee waiver does not provide for the recoupment by the Adviser of any fees the Adviser previously waived. This waiver and/or reimbursement may not be terminated prior to April 30, 2022 except with approval of the Fund’s Board. For the period ended June 30, 2021, SSGA FM waived $35,888.

15

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Portfolio I

Notes to Financial Statements – (continued)

June 30, 2021 (Unaudited)

Administrator Fee

SSGA FM serves as administrator. Pursuant to the Administration Agreement between the Trust, on behalf of the Fund, and SSGA FM, the Fund pays an annual administration fee to SSGA FM equal to 0.00075% of the Fund’s average daily net assets.

Custodian, Sub-Administrator, Fund Accounting and Transfer Agent Fees

State Street serves as the custodian, sub-administrator, and transfer agent for the Fund. Under the terms of these agreements, the Fund pays a monthly fee to State Street.

Other Transactions with Affiliates

From time to time, the Fund may have a concentration of one or more accounts constituting a significant percentage of shares outstanding. Investment activities by holders of such accounts could have material impacts on the Fund. As of June 30, 2021, based on management’s evaluation of the shareholder account base, the Fund had accounts representing controlling ownership of more than 10% of the Fund’s total outstanding shares. The number of such accounts, based on accounts that represent more than 10% of the aggregate shares, and the aggregate percentage of net assets represented by such holdings were as follows:

Fund	Number of 10% Affiliated Account Holders	Percentage of Affiliated Ownership
State Street Navigator Securities Lending Portfolio I	2	80.27%

5. Trustees’ Fees

The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”) are paid directly by the Fund. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.

6. Income Tax Information

The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.

The Fund files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of December 31, 2020, SSGA FM has analyzed the Fund’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.

16

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Portfolio I

Notes to Financial Statements – (continued)

June 30, 2021 (Unaudited)

Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.

As of June 30, 2021, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street Navigator Securities Lending Portfolio I	$607,018,470	$40,535	$2,546	$37,989

7. Risks

Concentration Risk

As a result of the Fund’s ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Fund’s investments more than if the Fund were more broadly diversified.

Credit Risk

The Fund may be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Market Risk

The Fund’s investments are subject to changes in general economic conditions, and general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Fund and its investments.

An outbreak of a respiratory disease caused by a novel coronavirus (known as COVID-19) first detected in China in December 2019 has resulted in a global pandemic and major disruptions to economies and markets around the world, including the United States. Financial markets have experienced and may continue to experience extreme volatility and severe losses, and trading in many instruments has been disrupted. Liquidity for many instruments was and may continue to be greatly reduced for periods of time. Some interest rates are very low and in some cases yields are negative. Governments and central banks, including the Federal Reserve in the United States, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. The impact of these measures, and whether they will be effective to mitigate the economic and market disruption, will not be known for some time. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to a Fund by its service providers.

17

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Portfolio I

Notes to Financial Statements – (continued)

June 30, 2021 (Unaudited)

8. Recent Accounting Pronouncement

In March 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2020-04 (“ASU 2020-04”), “Reference Rate Reform (Topic 848)”. In response to concerns about structural risks of interbank offered rates, and particularly the risk of cessation of LIBOR, regulators have undertaken reference rate initiatives to identify alternative reference rates that are more observable or transaction based and less susceptible to manipulation. ASU 2020-04 provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting. ASU 2020-04 is elective and applies to all entities, subject to meeting certain criteria, that have contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. The relief provided is temporary and generally not applied to contract modifications that occur after December 31, 2022 or hedging relationships entered into or evaluated after that date. However, the FASB has indicated that it will revisit the sunset date on Topic 848 after the LIBOR administrator makes a final decision on the phaseout date. On November 30, 2020, the LIBOR administrator proposed extending the publication of the overnight and the one-, three-, six- and 12-month USD LIBOR settings through June 30, 2023, when many existing contracts that reference LIBOR will have expired. Management is currently evaluating the impact of the guidance.

9. Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

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State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Portfolio I

Other Information

June 30, 2021 (Unaudited)

Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable distribution (12b-1) and/ or service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2021 to June 30, 2021.

The table below illustrates your Fund’s cost in two ways:

•

Based on actual fund return — This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.

•

Based on hypothetical 5% return — This section is intended to help you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period (a)	Ending Account Value	Expenses Paid During Period (a)
State Street Navigator Securities Lending Portfolio I	0.04%	$1,000.60	$0.20	$1,024.60	$0.20

(a)	Hypothetical expenses are equal to the Fund’s annualized net expense ratio multiplied by the average account value of the period, multiplied by 181, then divided by 365.

19

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Portfolio I

Other Information – (continued)

June 30, 2021 (Unaudited)

OTHER INFORMATION

June 30, 2021 (Unaudited)

Proxy Voting Policies and Procedures and Records

A description of the Trust’s proxy voting policies and procedures that are used by the Fund’s investment adviser to vote proxies relating to the Fund’s portfolio of securities are available (i) without charge, upon request by calling 1-877-521-4083 (toll free) or (ii) on the SEC’s website at www.sec.gov.

Information regarding how the investment adviser voted for the 12-month period ended June 30 is available by August 31 of each year without charge (1) by calling 1-877-521-4083 (toll free), or (2) on the website of the SEC at www.sec.gov.

Quarterly Portfolio Schedule

Following the Fund’s first and third fiscal quarter-ends, a complete schedule of investments is filed with the SEC as an exhibit on Form N-PORT, which can be found on the SEC’s website at www.sec.gov. The Fund’s schedule of investments are available upon request, without charge, by calling 1-877-521-4083 (toll free).

20

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Portfolio I

Other Information – (continued)

June 30, 2021 (Unaudited)

BOARD DELIBERATIONS REGARDING APPROVAL OF INVESTMENT ADVISORY AGREEMENT1

General Background

SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”) serves as the investment adviser to the State Street Navigator Securities Lending Portfolio I (the “Fund”), pursuant to an advisory agreement dated May 1, 2001, as amended (the “Advisory Agreement”), between SSGA FM and the State Street Navigator Securities Lending Trust (the “Trust”). Under the Advisory Agreement, SSGA FM manages the Fund’s investments in accordance with its investment objectives, policies and limitations. Under the Investment Company Act of 1940, as amended (the “1940 Act”), an investment advisory agreement between a mutual fund and its investment adviser may continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees or its shareholders, including and by a vote of a majority of those trustees who are not “interested persons” of the fund (commonly referred to as, the “Independent Trustees”) cast in person at a meeting called for the purpose of considering such approval.2 Throughout the year, the Board considers a wide variety of materials and information about the Fund, including, for example, the Fund’s investment performance, adherence to stated investment objectives and strategies, assets under

[1]

The Independent Trustees have identified numerous relevant issues, factors and concerns (“issues, factors and concerns”) that they consider each year in connection with the proposed continuation of the advisory agreement, the administration agreement, the distribution agreement and various related-party service agreements (the “annual review process”). The statement of issues, factors and concerns and the related conclusions of the Independent Trustees may not change substantially from year to year. However, the information requested by, and provided to, the Independent Trustees with respect to the issues, factors and concerns and on which their conclusions are based is updated annually and, in some cases, may differ substantially from the previous year. The Independent Trustees schedule annually a separate in-person meeting that is dedicated to the annual review process (the “special meeting”). Due to the ongoing Coronavirus Disease 2019 (also known as “COVID-19”) pandemic, the special meeting for calendar year 2021 was held telephonically. At the special meeting and throughout the annual review process, the Independent Trustees take a fresh look at each of the issues, factors and concerns in light of the latest available information and each year present one or more sets of comments and questions to management with respect to specific issues, factors and concerns. Management responds to such comments and questions to the satisfaction of the Independent Trustees before the annual review process is completed and prior to the Independent Trustees voting on proposals to approve continuation of the agreements and plans.

[2]

On March 25, 2020 and June 19, 2020, as a result of health and safety measures put in place to combat the global COVID-19 pandemic, the Securities and Exchange Commission (“SEC”)issued exemptive orders (the “Orders”) pursuant to Sections 6(c) and 38(a) of the 1940 Act, that temporarily exempt registered investment management companies from the in-person voting requirements under the 1940 Act, subject to certain requirements, including that votes taken pursuant to the Orders are ratified at the next in-person meeting. The Board of Trustees of the Trust (the “Board”) determined that reliance on the Orders was necessary or appropriate due to the circumstances related to current or potential effects of COVID-19 and therefore, the May 24-25, 2021 meeting was held telephonically in reliance on the Orders.

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State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Portfolio I

Other Information – (continued)

June 30, 2021 (Unaudited)

management, expenses, regulatory compliance, and risk management. The Board periodically meets with SSGA FM’s portfolio managers and reviews and evaluates their professional experience, credentials and qualifications. This information supplements the materials the Board received in preparation for the meeting described below.

Approval Process

The Board, including the Independent Trustees, met telephonically or by videoconference on April 7, 2021 and May 24-25, 2021 (in reliance on the Orders) (collectively, the “Meeting”), including in executive sessions attended by the Independent Trustees to consider a proposal to approve the Advisory Agreement. In determining whether it was appropriate to approve the Advisory Agreement, the Board requested information, provided by an independent third-party provider of mutual fund data and by SSGA FM, that it believed to be reasonably necessary to reach its conclusion. The Independent Trustees were separately represented by counsel who are independent of the Adviser in connection with their consideration of approval of the Advisory Agreement. Following the April 7, 2021 meeting, the Independent Trustees submitted questions and requests for additional information to management, and considered management’s responses thereto prior to and at the May 24-25, 2021 meeting. At the Meeting, the Board discussed issues pertaining to the proposed re-approval of the Advisory Agreement with representatives from SSGA FM and independent legal counsel. During the executive session, the Board discussed the following: (1) the nature, extent, and quality of services to be provided by SSGA FM under the Advisory Agreement; (2) the investment performance of the Fund and SSGA FM; (3) the costs of the services to be provided and profits to be realized by SSGA FM and its affiliates from the relationship with the Fund and the Trust; (4) the extent to which economies of scale would be realized as the assets of the Fund and the Trust grow; and (5) whether fee levels reflect these economies of scale for the benefit of the Fund’s investors. The Board noted that, in connection with evaluating the nature, extent, and quality of services to be provided by SSGA FM, as well as the reasonableness of overall compensation paid by the Fund to SSGA FM, the Board had considered (a) the Fund’s need for the services provided by SSGA FM; (b) the profitability of SSGA FM with respect to the management of the Trust and the Fund; (c) the capabilities and financial condition of SSGA FM; (d) the historical relationship between the Trust and SSGA FM; and (e) any “fall-out” financial benefits that SSGA FM or any of its affiliates may receive.

To support its deliberations at the Meeting, the Board requested and received the following materials: (1) a memorandum from independent legal counsel to the Independent Trustees (“Independent Counsel”) detailing the Independent Trustees’ duties and responsibilities with respect to approving the Advisory Agreement; the Administration Agreement dated and effective as of June 3, 2015 between SSGA FM and the Trust (the “Administration Agreement”); the Sub-Administration Agreement dated and effective as of June 1, 2015 between State Street Bank and Trust Company

22

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Portfolio I

Other Information – (continued)

June 30, 2021 (Unaudited)

(“State Street”) and SSGA FM (the “Sub-Administration Agreement”); the Custodian Contract dated March 4, 1996, as amended, between State Street and the Trust (the “Custody Agreement”); and the Transfer Agency and Service Agreement dated March 4, 1996, as amended, between State Street and the Trust (the “Transfer Agency Agreement” and together, with the Sub-Administration Agreement and the Custody Agreement, the “Affiliated Agreements”); and (2) a responsive memorandum from the Adviser to a request letter from Independent Counsel to SSGA FM requesting certain information from SSGA FM, in its capacity as the Adviser and the Fund’s administrator (the “Administrator”) relevant to the Board’s consideration of whether to approve the renewal of the Advisory Agreement and the Administration Agreement that included, among other information: (i) a description of the nature, extent and quality of services provided by the Adviser to the Trust, the Fund, the State Street Navigator Securities Lending Portfolio II and the State Street Navigator Securities Lending Government Money Market Portfolio (together with the Fund, the “Navigator Funds”) with a description of all relevant personnel comprising the team responsible for providing these services to the Trust and the Navigator Funds and their qualifications to provide such services; (ii) a description of the sources of information that the Adviser relies upon in providing portfolio management services to each Navigator Fund and a description of the Adviser’s investment decision making process for each Navigator Fund; (iii) a description of the Adviser’s processes for seeking to obtain the most favorable execution of portfolio transactions for the Navigator Funds; (iv) a description of the adequacy and sophistication of the Adviser’s technology and systems with respect to investment and administrative matters and a description of any material improvement or changes in technology or systems in the past year; (v) a description of the Adviser’s valuation processes and valuation oversight capabilities, including any steps taken or planned to enhance those capabilities with respect to money market funds and the instruments in which the Navigator Funds invest and a description of the functioning and effectiveness of SSGA FM’s valuation policies and procedures in light of SEC staff guidance in this area and SEC enforcement actions with respect to valuation; (vi) a schedule of comparable funds/accounts detailing average net assets and advisory fee information as of December 31, 2020; (vii) reports regarding the Adviser’s expense allocation and profitability related to providing investment advisory services to each Navigator Fund for the year ended December 31, 2020; (viii) reports regarding the Administrator’s and State Street’s profitability related to providing services to each Navigator Fund (collectively, with item vii, the “SSGA FM Profitability Reports”); (ix) SSGA FM’s updated registration on Form ADV (Parts 1 and 2) under the Investment Advisers Act of 1940, as amended; (x) an overall description of the services rendered to the Navigator Funds by SSGA FM as Administrator, an assessment of the quality of the services to be provided by SSGA FM as Administrator, including its oversight of State Street, as the sub-administrator of the Trust, and a discussion as to whether the nature, extent and quality of the services provided would be at least equal to services provided by unaffiliated third parties offering the same or similar services; and (xi) data from a nationally recognized independent third-party provider of mutual fund data, Broadridge Financial Solutions, Inc. (“Broadridge”), comparing the Fund’s performance for various

23

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Portfolio I

Other Information – (continued)

June 30, 2021 (Unaudited)

periods ended December 31, 2020, advisory fees and total expense ratio to other funds, selected exclusively by Broadridge, with similar investment objectives and investment policies and of similar asset size. In reaching their determinations relating to the re-approval of the Advisory Agreement, the Board considered, among others, the following factors (together, the “Factors” and each a “Factor”).

The Nature, Extent, and Quality of Services to be provided by SSGA FM under the Advisory Agreement

The Board reviewed the terms of the Advisory Agreement and reviewed the Fund’s fees and expenses compared to other funds with similar investment objectives and investment policies and of similar asset size. The Board recognized Trust management’s position that, as the Trust is a private placement investment vehicle consisting of portfolios that are used as securities lending collateral pools, the Trust does not have any direct competitors, although it does have peers of comparable size pursuing comparable investment objectives.

In considering the nature, extent and quality of the services provided by SSGA FM, the members of the Board relied on their prior experience as Trustees of the Trust as well as the materials provided by Broadridge and SSGA FM before the Meeting and by SSGA FM at the Meeting. The Board noted that, under the Advisory Agreement, SSGA FM is responsible for, among other things: (i) managing the investment operations of the Fund in accordance with the Fund’s investment objective and policies, applicable legal and regulatory requirements, and the instructions of the Board; (ii) providing necessary and appropriate reports and information to the Board; (iii) maintaining all necessary books and records pertaining to the Fund’s securities transactions; and (iv) furnishing the Fund with the assistance, cooperation, and information necessary for the Fund to meet various legal requirements regarding registration and reporting. The Board noted the distinctive nature of the Fund as a privately placed investment vehicle that is used as a securities lending collateral pool and the experience and expertise appropriate for an adviser to such a fund. The Board reviewed the background and experience of SSGA FM’s senior management, including those individuals responsible for the investment and compliance operations of the Fund. The Board also considered the resources, operational structures and practices of SSGA FM in managing the Fund, in monitoring and securing the Fund’s compliance with its investment objective and policies and with applicable federal securities laws and regulations, and in seeking best execution of Fund transactions from SSGA FM approved counterparties. The Trustees also considered the significant risks assumed by the Adviser in connection with the services provided to the Funds, including reputational and entrepreneurial risks. Further, the Board considered material enhancements made to the risk management processes and systems over the past year. The Board also considered the performance of certain portions of the business continuity plan which have been invoked in response to the COVID-19 pandemic.

24

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Portfolio I

Other Information – (continued)

June 30, 2021 (Unaudited)

The Board also considered information about SSGA FM’s overall investment management business, noting that SSGA FM serves as an investment adviser across a broad spectrum of asset classes and had approximately $661 billion in assets under management as of December 31, 2020. Drawing upon the materials provided and their general knowledge of the business of SSGA FM and its affiliate, State Street Global Advisors (“SSGA”), the investment management division of State Street with which SSGA FM shares senior personnel, the Board determined that SSGA FM and its affiliates continue to have the experience and resources necessary to manage the Fund. On the basis of this review, the Board concluded that the nature and extent of the services provided by SSGA FM to the Trust were appropriate, had been of uniformly high quality, and could be expected to remain so.

The Investment Performance of the Trust and SSGA FM

In evaluating the investment performance of the Trust and SSGA FM, the Board relied primarily upon the aforementioned Broadridge materials, as well as information provided at the Meeting and upon reports provided to the Board by SSGA FM throughout the preceding year. The Board reviewed the performance of the Fund against a Broadridge-generated peer group, consisting of the Fund and 11 other Institutional Money Market Funds (as classified by Broadridge) with assets ranging from approximately $465.6 million to approximately $4.475 billion (the “Broadridge Peer Group”), and the Broadridge universe, consisting of the Fund and all Institutional Money Market Funds, regardless of asset size or primary channel of distribution (the “Broadridge Universe”), as well as against an appropriate benchmark constructed by Broadridge for the Fund (the “Lipper Index”). The Board noted that the Fund had outperformed the medians of the Broadridge Peer Group and Broadridge Universe for the 1- and 3-year periods. The Board also noted that the Fund ranked first overall in performance compared to its Broadridge Peer Group for the 3-year period. The Board additionally noted that the Fund had outperformed its Lipper Index for the 1- and 3-year periods. On the basis of this review, the Board concluded that the Fund’s performance supported the renewal of the Advisory Agreement.

The Cost of the Services to be Provided

The Board reviewed an expense comparison report prepared by Broadridge. The report compared the contractual and actual management fees and total expenses as a percentage of net assets for the Fund versus the Broadridge Peer Group and the Broadridge Universe. The Board noted that both the contractual and actual management fees and the total expense ratio of the Fund were in the first quintile compared to the Fund’s Broadridge Peer Group. The Board also noted that the actual management fees and the total expense ratio of the Fund were in the first quintile compared to the Fund’s Broadridge Universe. The Board concluded that the management fees and total expenses of the Fund are reasonable.

25

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Portfolio I

Other Information – (continued)

June 30, 2021 (Unaudited)

Profits to be Realized by SSGA FM and its Affiliates from the Relationship with the Trust

The Board considered the profitability of the advisory and administrative arrangements with the Navigator Funds to the Adviser and of the Trust’s relationship with the Adviser’s affiliate, State Street, in its role as sub-administrator, transfer agent and custodian for the Trust. The Board was also provided with the data relating to the profitability to SSGA FM from serving as the Adviser and the Administrator of the Navigator Funds for the calendar year ended December 31, 2020. The Trustees discussed with representatives of the Adviser and State Street the methodologies used in computing the costs that formed the basis of the profitability calculations. The Board also considered the various risks borne by SSGA FM and State Street in connection with their various roles in servicing the Trust, including reputational and entrepreneurial risks. After further discussion, the Trustees concluded that, to the extent SSGA FM’s and State Street’s relationships with the Trust had been profitable to either or both of those entities, the profitability was in no case such as to render the advisory fee excessive.

Economies of Scale

The Board considered certain limiting factors with respect to economies of scale to be realized by SSGA FM as assets grow, including the increased number of the Fund’s portfolio holdings, the increase in the portfolio management and support infrastructure at SSGA FM and SSGA, and the expansion of the overall securities monitored and reviewed from a potential investment and credit-worthiness perspective. The Board concluded that the Fund’s low advisory fee and low total expense ratio reflect an equitable sharing of the economies of scale being realized as assets of the Fund grow. The Board recognized that, should sustained, substantial asset growth be realized in the future, it might be appropriate to consider additional measures.

Other Benefits

In considering whether SSGA FM benefits in other ways from its relationships with the Trust, the Board also considered whether SSGA FM’s affiliates may benefit from the Trust’s relationship with State Street as a service provider to the Trust. The Board noted, among other things, that SSGA FM does not currently have “soft dollar” arrangements in effect for trading the Fund’s investments. The Board concluded that, to the extent that SSGA FM or its affiliates derive other benefits from their relationships with the Trust, those benefits are not so significant as to render SSGA FM’s fee excessive.

Approval

The Board carefully evaluated the materials and information provided in advance of and at the Meeting and throughout the year and the Independent Trustees were advised by

26

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Portfolio I

Other Information – (continued)

June 30, 2021 (Unaudited)

Independent Counsel with respect to their deliberations. In approving the Advisory Agreement, the Board did not identify any single Factor as controlling and each Trustee may have attributed different weight to the various Factors. Based on the Board’s evaluation of all the Factors that it deemed relevant, the Board concluded that: SSGA FM demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory Agreement; the performance of the Fund is exceptional in relation to the performance of funds with similar investment objectives; and the proposed advisory fee rate is fair and reasonable, given the scope and quality of the services to be rendered by SSGA FM.

27

Trustees

John R. Costantino

Michael F. Holland

Michael A. Jessee

Ellen M. Needham

Donna M. Rapaccioli

Patrick J. Riley

Richard D. Shirk

Bruce D. Taber

Investment Adviser and Administrator

SSGA Funds Management, Inc.

One Iron Street

Boston, MA 02210

Custodian, Sub-Administrator and Transfer Agent

State Street Bank and Trust Company

State Street Financial Center

One Lincoln Street

Boston, MA 02111

Independent Registered Public Accounting Firm

Ernst & Young LLP

200 Clarendon Street

Boston, MA 02116

Legal Counsel

Ropes & Gray LLP

800 Boylston Street

Boston, MA 02199

State Street Navigator Securities Lending Trust

c/o State Street Bank and Trust Company

Securities Finance

State Street Financial Center

One Lincoln Street

Boston, MA 02111

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of Fund shares.

STATE STREET NAVIGATOR

SECURITIES LENDING PORTFOLIO II

SEMI-ANNUAL REPORT

JUNE 30, 2021

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Portfolio II

Semi-Annual Report

June 30, 2021 (Unaudited)

Table of Contents (Unaudited)

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Portfolio II

Portfolio Statistics (Unaudited)

Portfolio Composition*	June 30, 2021
Financial Company Commercial Paper	32.6%
Asset Backed Commercial Paper	25.1
Certificates Of Deposit	20.5
Other Notes	13.4
Other Repurchase Agreements	6.7
Treasury Repurchase Agreements	1.5
Treasury Debt	0.2
Other Assets in Excess of Liabilities	0.0 **

Total	100.0%

*	As a percentage of net assets as of the date indicated. The composition will vary over time.
**	Amount shown represents less than 0.05% of net assets.

See accompanying notes to financial statements.

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State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Portfolio II

Schedule of Investments

June 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
SHORT-TERM INVESTMENTS — 100.0%
ASSET BACKED COMMERCIAL PAPER — 25.1%
Alinghi Funding Company LLC 0.16%, 1/11/2022 (a)	$33,000,000	$32,970,864
Alinghi Funding Company LLC 0.22%, 8/12/2021 (a)	60,000,000	59,992,834
Alinghi Funding Company LLC 0.22%, 10/15/2021 (a)	28,600,000	28,589,289
Alinghi Funding Company LLC 0.25%, 11/16/2021 (a)	50,000,000	49,973,745
Alinghi Funding Company LLC 0.26%, 7/23/2021 (a)	34,000,000	33,998,001
Anglesea Funding LLC 0.07%, 7/12/2021 (a)	100,000,000	99,997,333
Atlantic Asset Securitization LLC 0.23%, 7/6/2021 (a)	44,211,000	44,210,411
Barclays Bank PLC 0.14%, 9/17/2021 (a)	50,000,000	49,985,078
Barclays Bank PLC 0.16%, 12/6/2021 (a)	50,000,000	49,964,004
Barclays Bank PLC 0.16%, 12/9/2021 (a)	48,000,000	47,964,576
Barclays Bank PLC 0.18%, 7/14/2021 (a)	25,000,000	24,999,232
Barclays Bank PLC 0.25%, 7/28/2021 (a)	50,000,000	49,995,333
Britannia Funding Company LLC 0.19%, 7/13/2021 (a)	22,000,000	21,999,285
Britannia Funding Company LLC 0.21%, 8/24/2021 (a)	50,000,000	49,989,535
Britannia Funding Company LLC 0.23%, 8/3/2021 (a)	20,200,000	20,197,520
Collateralized Commercial Paper Co. LLC 0.18%, 3/1/2022 (a)	30,000,000	29,962,587
Collateralized Commercial Paper FLEX Co. LLC 0.14%, 7/2/2021 (a)	75,000,000	74,999,667
Collateralized Commercial Paper FLEX Co. LLC 0.22%, 10/29/2021 (a)	25,000,000	24,989,833
Columbia Funding Co. LLC 0.20%, 10/7/2021 (a)	40,000,000	39,980,970
Great Bridge Capital Co. LLC 0.20%, 8/18/2021 (a)	34,000,000	33,993,984
Ionic Capital II Trust 0.18%, 7/1/2021 (a)	75,000,000	74,999,833
Ionic Capital II Trust 0.19%, 8/6/2021 (a)	75,000,000	74,992,291
Liberty Funding LLC 0.14%, 9/7/2021 (a)	48,500,000	48,489,496
Liberty Funding LLC 0.15%, 8/2/2021 (a)	50,000,000	49,995,416
LMA Americas LLC 0.08%, 7/7/2021 (a)	75,000,000	74,998,833

See accompanying notes to financial statements.

2

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Portfolio II

Schedule of Investments – (continued)

June 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
SHORT-TERM INVESTMENTS—(continued)
ASSET BACKED COMMERCIAL PAPER— (continued)
Mackinac Funding Company LLC 0.12%, 10/21/2021 (a)	$39,000,000	$38,979,434
Mackinac Funding Company LLC 0.17%, 7/27/2021 (a)	62,500,000	62,493,766
Manhattan Asset Funding Company LLC 0.22%, 1/26/2022 (a)	25,000,000	24,975,792
Mountcliff Funding LLC 0.22%, 9/1/2021 (a)	75,000,000	74,981,625
Ridgefield Funding Co. LLC 0.23%, 11/16/2021 (a)	50,000,000	49,972,586
Versailles Commercial Paper LLC 0.10%, 9/2/2021 (a)	50,000,000	49,990,134
Versailles Commercial Paper LLC 0.15%, 7/7/2021 (a)	85,000,000	84,999,008

		1,578,622,295

CERTIFICATES OF DEPOSIT — 20.5%
Bank of Montreal Bloomberg Short Term Bank Yield Index + 0.12%, 0.18%, 12/1/2021 (b)	22,000,000	21,995,600
Bank of Montreal 3 Month USD LIBOR + 0.11%, 0.23%, 12/15/2021 (b)	75,000,000	75,034,148
Bank of Nova Scotia 3 Month USD LIBOR + 0.09%, 0.27%, 7/16/2021 (b)	30,000,000	30,001,726
Canadian Imperial Bank of Commerce 0.15%, 3/14/2022 (a)	50,000,000	49,995,004
Canadian Imperial Bank of Commerce 0.27%, 1/4/2022 (a)	52,000,000	52,037,130
Credit Agricole Corporate & Investment Bank 0.14%, 7/12/2021 (a)	24,800,000	24,800,413
Credit Industriel et Commercial 0.15%, 11/23/2021 (a)	35,000,000	35,005,815
Credit Industriel et Commercial 3 Month USD LIBOR + 0.06%, 0.22%, 11/8/2021 (b)	51,000,000	51,010,789
Credit Suisse 0.27%, 10/8/2021 (a)	46,000,000	46,014,931
Credit Suisse 0.30%, 8/30/2021 (a)	30,000,000	30,008,577
ING Bank NV 0.26%, 10/8/2021 (a)	60,000,000	60,000,000
KBC Bank NV 0.07%, 7/2/2021 (a)	75,000,000	74,999,958
Mizuho Bank Ltd. 0.16%, 7/20/2021 (a)	40,000,000	40,001,332
Mizuho Bank Ltd. 0.20%, 8/25/2021 (a)	55,000,000	55,008,548
MUFG Bank Ltd. 0.23%, 7/21/2021 (a)	60,000,000	60,005,807
MUFG Bank Ltd. 0.23%, 1/27/2022 (a)	50,000,000	50,018,132
MUFG Bank Ltd. 0.24%, 10/26/2021 (a)	25,000,000	25,011,542

See accompanying notes to financial statements.

3

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Portfolio II

Schedule of Investments – (continued)

June 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
SHORT-TERM INVESTMENTS—(continued)
CERTIFICATES OF DEPOSIT— (continued)
MUFG Bank Ltd. 0.24%, 1/24/2022 (a)	$25,000,000	$25,010,665
Natixis NY 0.20%, 10/20/2021 (a)	30,000,000	30,008,860
Norinchukin Bank 0.13%, 8/20/2021 (a)	75,000,000	75,003,504
Norinchukin Bank 0.17%, 7/6/2021 (a)	50,000,000	50,000,666
Royal Bank of Canada 3 Month USD LIBOR + 0.03%, 0.19%, 8/10/2021 (b)	25,000,000	25,001,211
Royal Bank of Canada 3 Month USD LIBOR + 0.04%, 0.22%, 10/1/2021 (b)	64,000,000	64,006,468
Royal Bank of Canada 3 Month USD LIBOR + 0.09%, 0.22%, 12/7/2021 (b)	50,000,000	50,017,545
Sumitomo Mitsui Banking Corp. 3 Month USD LIBOR + 0.04%, 0.22%, 1/4/2022 (b)	20,000,000	20,002,043
Svenska Handelsbanken 3 Month USD LIBOR + 0.05%, 0.20%, 8/23/2021 (b)	50,000,000	50,003,608
Toronto Dominion Bank 0.17%, 8/30/2021 (a)	75,000,000	75,008,889
Toronto Dominion Bank 3 Month USD LIBOR + 0.04%, 0.22%, 10/5/2021 (b)	50,000,000	50,005,276

		1,295,018,187

FINANCIAL COMPANY COMMERCIAL PAPER — 32.6%
Australia & New Zealand Banking Group Ltd. 3 Month USD LIBOR + 0.01%, 0.16%, 11/23/2021 (b)	50,000,000	49,999,999
BPCE SA 0.16%, 8/3/2021 (a)	75,000,000	74,993,413
Caisse des Depots et Consignations 0.05%, 7/9/2021 (a)	102,000,000	101,997,960
Canadian Imperial Bank of Commerce 0.15%, 3/4/2022 (a)	38,000,000	37,961,152
Credit Industriel et Commercial 0.16%, 3/8/2022 (a)	50,000,000	49,947,360
DBS Bank Ltd. 0.13%, 9/20/2021 (a)	50,000,000	49,985,764
DBS Bank Ltd. 0.15%, 8/27/2021 (a)	50,000,000	49,991,219
DBS Bank Ltd. 0.16%, 8/2/2021 (a)	42,075,000	42,071,143
DBS Bank Ltd. 0.16%, 9/24/2021 (a)	98,000,000	97,970,268
Erste Abwicklungsanstalt 0.14%, 7/12/2021 (a)	40,000,000	39,998,853
FMS Wertmanagement 0.14%, 8/5/2021 (a)	58,000,000	57,994,780
HSBC Bank PLC 0.23%, 10/26/2021 (a)	50,000,000	49,965,911
HSBC Bank PLC 0.28%, 11/17/2021 (a)	20,000,000	19,983,667

See accompanying notes to financial statements.

4

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Portfolio II

Schedule of Investments – (continued)

June 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
SHORT-TERM INVESTMENTS—(continued)
FINANCIAL COMPANY COMMERCIAL PAPER— (continued)
HSBC Bank PLC 0.29%, 12/1/2021 (a)	$75,000,000	$74,934,229
ING US Funding LLC 0.17%, 8/27/2021 (a)	50,000,000	49,992,750
ING US Funding LLC 0.18%, 8/26/2021 (a)	3,500,000	3,499,501
ING US Funding LLC 0.18%, 9/30/2021 (a)	3,500,000	3,499,097
ING US Funding LLC 0.22%, 10/12/2021 (a)	50,000,000	49,984,256
Lloyds Bank PLC 0.15%, 7/2/2021 (a)	36,000,000	35,999,860
Lloyds Bank PLC 0.16%, 8/2/2021 (a)	35,000,000	34,997,113
Macquarie Bank Ltd 0.09%, 9/8/2021 (a)	50,000,000	49,988,041
National Australia Bank Ltd. 3 Month USD LIBOR, 0.18%, 10/26/2021 (b)	25,000,000	25,000,000
Natixis NY 0.21%, 10/20/2021 (a)	20,000,000	19,994,089
Nederlandse Waterschapsbank NV 0.21%, 7/6/2021 (a)	50,000,000	49,999,333
NRW Bank 0.06%, 7/1/2021 (a)	50,000,000	49,999,903
Royal Bank of Canada 0.24%, 4/14/2022 (a)	50,000,000	49,918,000
Skandinaviska Enskilda Banken AB 0.24%, 7/26/2021 (a)	45,000,000	44,997,725
Societe Generale 0.13%, 12/13/2021 (a)	75,000,000	74,951,237
Societe Generale 0.20%, 11/1/2021 (a)	70,000,000	69,973,237
Societe Generale 0.24%, 7/6/2021 (a)	50,000,000	49,999,416
Svenska Handelsbanken 3 Month USD LIBOR, 0.18%, 10/25/2021 (b)	50,000,000	49,998,402
Svenska Handelsbanken 3 Month USD LIBOR + 0.05%, 0.24%, 10/19/2021 (b)	64,000,000	64,007,604
Swedbank AB 0.06%, 7/6/2021 (a)	100,000,000	99,998,667
Swedbank AB 0.17%, 9/3/2021 (a)	50,000,000	49,992,597
Toyota Finance Australia Ltd. 0.17%, 7/27/2021 (a)	97,000,000	96,993,671
UBS AG 3 Month USD LIBOR + 0.07%, 0.25%, 10/7/2021 (b)	20,000,000	20,000,467
UBS AG 0.30%, 12/13/2021 (a)	21,000,000	20,983,442
United Overseas Bank, Ltd. 0.20%, 9/9/2021 (a)	93,000,000	92,982,208

See accompanying notes to financial statements.

5

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Portfolio II

Schedule of Investments – (continued)

June 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
SHORT-TERM INVESTMENTS—(continued)
FINANCIAL COMPANY COMMERCIAL PAPER— (continued)
Westpac Banking Corp. 3 Month USD LIBOR + 0.01%, 0.18%, 2/7/2022 (b)	$22,000,000	$21,998,668
Westpac Banking Corp. 3 Month USD LIBOR + 0.01%, 0.19%, 2/4/2022 (b)	75,000,000	74,995,564

		2,052,540,566

TREASURY DEBT — 0.2%
U.S. Treasury Bill 0.01%, 7/27/2021 (a)	14,980,000	14,979,567
OTHER NOTES — 13.4%
Bank of America NA 0.22%, 10/20/2021 (a)	36,300,000	36,292,740
Bank of Montreal 0.08%, 7/2/2021 (a)	125,000,000	125,000,000
Bank of Nova Scotia 0.09%, 7/6/2021 (a)	50,000,000	50,000,000
Canadian Imperial Bank of Commerce 0.05%, 7/1/2021 (a)	50,000,000	50,000,000
DnB Bank ASA 0.03%, 7/1/2021 (a)	50,000,000	50,000,000
KBC Bank NV 0.09%, 7/1/2021 (a)	100,000,000	100,000,000
Mizuho Bank Ltd. 0.08%, 7/1/2021 (a)	99,800,000	99,800,000
NRW.Bank 0.06%, 7/6/2021 (a)	50,000,000	50,000,000
NRW.Bank 0.06%, 7/1/2021 (a)	100,000,000	100,000,000
Royal Bank of Canada 0.08%, 7/2/2021 (a)	75,000,000	75,000,000
Svenska Handelsbanken AB 0.03%, 7/1/2021 (a)	22,750,000	22,750,000
Toyota Motor Credit Corp 3 Month USD LIBOR + 0.06%, 0.24%, 10/1/2021 (b)	50,000,000	50,009,679
Toyota Motor Credit Corp. SOFR + 0.23%, 0.28%, 12/13/2021 (b)	34,000,000	34,024,760

		842,877,179

TREASURY REPURCHASE AGREEMENTS — 1.5%
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 06/11/2021 (collateralized by a U.S. Treasury Note, 0.125% due 05/31/2023, various Common Stocks, and various Corporate Bonds, 0.000% – 4.000% due 07/01/2026 – 05/01/2027, valued at $53,765,332); expected proceeds $50,087,597 0.53%, 10/8/2021 (c)	50,000,000	50,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 06/11/2021 (collateralized by a U.S. Treasury Note, 2.000% due 11/30/2022, various Common Stocks, and various Corporate Bonds, 0.000% – 6.250% due 06/15/2026 – 04/01/2039, valued at $36,138,417); expected proceeds $35,026,250 0.45%, 8/10/2021 (c)	35,000,000	35,000,000

See accompanying notes to financial statements.

6

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Portfolio II

Schedule of Investments – (continued)

June 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
SHORT-TERM INVESTMENTS—(continued)
TREASURY REPURCHASE AGREEMENTS— (continued)
Agreement with Credit Agricole Corporate and Investment Bank and Bank of New York Mellon (Tri-Party), dated 06/29/2021 (collateralized by a U.S. Treasury Inflation Index Note, 0.125% due 07/15/2026, U.S. Treasury Strips, 0.000% due 08/15/2021 – 11/15/2027, and various Corporate Bonds, 2.250% – 7.750% due 04/01/2025 – 01/01/2999, valued at $12,444,441); expected proceeds $11,000,299 0.14%, 7/6/2021	$11,000,000	$11,000,000

		96,000,000

OTHER REPURCHASE AGREEMENTS — 6.7%
Agreement with Bank of America and Bank of New York Mellon (Tri-Party), dated 06/04/2021 (collateralized by various Common Stocks, valued at $43,200,007); expected proceeds $40,070,078 0.53%, 10/1/2021 (c)	40,000,000	40,000,000
Agreement with Bank of America and Bank of New York Mellon (Tri-Party), dated 06/30/2021 (collateralized by various Corporate Bonds, 0.000% due 08/04/2021 – 06/14/2022, valued at $97,850,000); expected proceeds $95,000,264 0.10%, 7/1/2021	95,000,000	95,000,000
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 06/24/2021 (collateralized by various Common Stocks, and various Corporate Bonds, 0.125% – 9.000% due 09/01/2024 – 05/01/2026, valued at $54,000,000); expected proceeds $50,002,042 0.21%, 7/1/2021	50,000,000	50,000,000
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 06/29/2021 (collateralized by various Common Stocks, and various Corporate Bonds, 0.000% – 2.625% due 02/15/2022 – 03/15/2026, valued at $54,000,000); expected proceeds $50,054,708 0.39%, 10/8/2021 (c)	50,000,000	50,000,000
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 06/30/2021 (collateralized by various Common Stocks, and various Corporate Bonds, 0.000% – 6.000% due 07/15/2024 – 03/15/2026, valued at $54,000,000); expected proceeds $50,057,958 0.39%, 10/15/2021 (c)	50,000,000	50,000,000
Agreement with Mitsubishi UFJ Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 06/25/2021 (collateralized by various Common Stocks, and various Corporate Bonds, 0.833% – 1.800% due 06/15/2024 – 09/01/2030, valued at $67,860,546); expected proceeds $63,029,400 0.28%, 8/24/2021 (c)	63,000,000	63,000,000
Agreement with Mitsubishi UFJ Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 06/30/2021 (collateralized by various Common Stocks, valued at $36,720,216); expected proceeds $34,000,198 0.21%, 7/1/2021	34,000,000	34,000,000

See accompanying notes to financial statements.

7

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Portfolio II

Schedule of Investments – (continued)

June 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
SHORT-TERM INVESTMENTS—(continued)
OTHER REPURCHASE AGREEMENTS— (continued)
Agreement with TD Securities (USA) LLC and Bank of New York Mellon (Tri-Party), dated 06/30/2021 (collateralized by various Corporate Bonds, 0.450% – 6.500% due 04/05/2022 – 06/15/2053, valued at $41,993,819); expected proceeds $39,000,162 0.15%, 7/1/2021	$39,000,000	$39,000,000

		421,000,000

TOTAL SHORT-TERM INVESTMENTS (Cost $6,300,518,299)		6,301,037,794

TOTAL INVESTMENTS — 100.0% (Cost $6,300,518,299)		6,301,037,794
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.0%(d)		459,977

NET ASSETS — 100.0%		$6,301,497,771

(a)	Rate shown is the discount rate at time of purchase.
(b)	Variable Rate Security—Interest rate shown is rate in effect at June 30, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	Illiquid security. These securities represent $288,000,000 or 4.6% of net assets as of June 30, 2021.
(d)	Amount is less than 0.05% of net assets.
Abbreviations:
LIBOR	London Interbank Offered Rate
PLC	Public Limited Company
SOFR	Secured Overnight Financing Rate

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2021.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
INVESTMENTS:
Short-Term Investments	$—	$6,301,037,794	$—	$6,301,037,794

TOTAL INVESTMENTS	$—	$6,301,037,794	$—	$6,301,037,794

See accompanying notes to financial statements.

8

STATE STREET NAVIGATOR SECURITIES LENDING TRUST

STATE STREET NAVIGATOR SECURITIES LENDING PORTFOLIO II

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2021 (Unaudited)

ASSETS
Investments in securities, at value - unaffiliated issuers	$5,784,037,794
Repurchase agreements, at amortized cost	517,000,000

Total Investments - unaffiliated issuers	6,301,037,794
Cash	31
Interest receivable - unaffiliated issuers	845,448

TOTAL ASSETS	6,301,883,273

LIABILITIES
Advisory fee payable	152,193
Administration fees payable	9,349
Custodian, sub-administration and transfer agent fees payable	2,434
License fee payable	142,002
Distribution payable	23,650
Professional fees payable	33,673
Accrued expenses and other liabilities	22,201

TOTAL LIABILITIES	385,502

NET ASSETS	$6,301,497,771

NET ASSETS CONSIST OF:
Paid-in Capital	$6,300,963,874
Total distributable earnings (loss)	$533,897

NET ASSETS	$6,301,497,771

NET ASSET VALUE PER SHARE
Net asset value per share	$1.00

Shares outstanding ($0.001 par value)	6,300,963,874

COST OF INVESTMENTS:
Investments at cost	$6,300,518,299

See accompanying notes to financial statements.

9

STATE STREET NAVIGATOR SECURITIES LENDING TRUST

STATE STREET NAVIGATOR SECURITIES LENDING PORTFOLIO II

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2021 (Unaudited)

INVESTMENT INCOME
Interest income - unaffiliated issuers	$6,474,130

EXPENSES
Advisory fees	882,235
Administration fees	26,477
Custodian, sub-administration and transfer agent fees	434,139
Trustees’ fees and expenses	40,305
Professional fees	37,399
Insurance expense	15,363
Miscellaneous expenses	13,240

TOTAL EXPENSES	1,449,158

NET INVESTMENT INCOME (LOSS)	5,024,972

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investment transactions - unaffiliated issuers	8,746

Net change in unrealized appreciation/depreciation on:
Investment transactions - unaffiliated issuers	252,483

NET REALIZED AND UNREALIZED GAIN (LOSS)	261,229

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$5,286,201

See accompanying notes to financial statements.

10

STATE STREET NAVIGATOR SECURITIES LENDING TRUST

STATE STREET NAVIGATOR SECURITIES LENDING PORTFOLIO II

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended 6/30/21 (Unaudited)	Year Ended 12/31/20
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$5,024,972	$38,968,805
Net realized gain (loss)	8,746	65,022
Net change in unrealized appreciation/depreciation	252,483	(171,396)

Net increase (decrease) in net assets resulting from operations	5,286,201	38,862,431

DISTRIBUTIONS TO SHAREHOLDERS:	(5,024,972)	(38,809,661)

FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	35,833,203,088	57,607,324,919
Cost of shares redeemed	(36,156,188,848)	(56,200,187,770)

Net increase (decrease) in net assets from beneficial interest transactions	(322,985,760)	1,407,137,149

Net increase (decrease) in net assets during the period	(322,724,531)	1,407,189,919

Net assets at beginning of period	6,624,222,302	5,217,032,383

NET ASSETS AT END OF PERIOD	$6,301,497,771	$6,624,222,302

SHARES OF BENEFICIAL INTEREST:
Shares sold	35,833,203,088	57,607,324,919
Shares redeemed	(36,156,188,848)	(56,200,187,770)

Net increase (decrease)	(322,985,760)	1,407,137,149

See accompanying notes to financial statements.

11

STATE STREET NAVIGATOR SECURITIES LENDING TRUST

STATE STREET NAVIGATOR SECURITIES LENDING PORTFOLIO II

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period

	Six Months Ended 6/30/21 (Unaudited)		Year Ended 12/31/20		Year Ended 12/31/19		Year Ended 12/10/18*- 12/31/18
Net asset value, beginning of period	$1.0000		$1.0000		$1.0000		$1.0000

Income (loss) from investment operations:
Net investment income (loss)(a)	0.0007		0.0064		0.0218		0.0015
Net realized and unrealized gain (loss)	0.0000	(b)	0.0005		0.0018		0.0000	(b)

Total from investment operations	0.0007		0.0069		0.0236		0.0015

Distributions to shareholders from:
Net investment income	(0.0007)		(0.0069)		(0.0236)		(0.0015)

Total distributions	(0.0007)		(0.0069)		(0.0236)		(0.0015)

Net asset value, end of period(a)	$1.0000		$1.0000		$1.0000		$1.0000

Total return(c)	0.07%		0.69%		2.38%		0.15%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$6,301,498		$6,624,222		$5,217,032		$496,232
Ratios to average net assets:
Total expenses	0.04	%(d)	0.04%		0.04%		0.18	%(d)
Net expenses	0.04	%(d)	0.04%		0.04%		0.04	%(d)
Net investment income (loss)	0.14	%(d)	0.64%		2.21%		2.63	%(d)
Portfolio turnover rate	—	%(e)(f)	—	%(f)	—	%(f)	—	%(f)(e)

*	Inception and commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amount is less than $0.00005 per share.
(c)

Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.

(d)	Annualized.
(e)	Not annualized.
(f)	Portfolio turnover percentage amounts to 0% as the Fund only held short term investments for the period ended June 30, 2021.

See accompanying notes to financial statements.

12

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Portfolio II

Notes to Financial Statements

June 30, 2021 (Unaudited)

1. Organization

State Street Navigator Securities Lending Trust (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.

As of June 30, 2021, the Trust offers three (3) series, each of which represents a separate series of beneficial interest in the Trust (together the “Funds”). State Street Navigator Securities Lending Portfolio II (the “Fund”) is authorized to issue an unlimited number of shares of beneficial interest with a $0.001 par value. The financial statements herein relate only to the Fund.

The Fund is used as a vehicle to invest cash collateral received by lenders in connection with securities loans under the Securities Lending Program (“SLP”) maintained by State Street Bank and Trust Company (“State Street”), an affiliate of the Fund’s investment adviser, SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”). Shares of the Fund are sold in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. Investments in the Fund will increase or decrease in direct correlation with overall participation in the SLP.

The Fund’s investment objective is to seek current yield to the extent consistent with maintaining liquidity and the preservation of principal while providing a market rate of return.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Security Valuation

The Fund’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for overseeing the determination of the fair value of investments.

Valuation techniques used to value the Fund’s investments by major category are as follows:

•

Debt obligations (including short term investments and convertible debt securities) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.

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•

Repurchase agreements are valued at the repurchase price as of valuation date. In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.

Various inputs are used in determining the value of the Fund’s investments.

The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the assets or liabilities either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

The value of the Fund’s investments according to the fair value hierarchy as of June 30, 2021 is disclosed in the Fund’s Schedule of Investments.

Investment Transactions and Income Recognition

Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments are determined using the identified cost method. Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.

Expenses

Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Fund within the Trust.

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Distributions

Distributions from net investment income, if any, are declared and paid daily. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.

3. Securities and Other Investments

Repurchase Agreements

The Fund may enter into repurchase agreements under the terms of a Master Repurchase Agreement. A repurchase agreement customarily obligates the seller at the time it sells securities to the Fund to repurchase the securities at a mutually agreed upon price and time. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Fund including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest.

The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the Fund’s principal amount of the repurchase agreement (including accrued interest). The underlying securities are ordinarily United States Government or Government Agency securities, but may consist of other securities. The use of repurchase agreements involves certain risks including counterparty risks. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which the value of the collateral may decline.

As of June 30, 2021, the Fund had invested in repurchase agreements with the gross values (principal) of $517,000,000 and associated collateral equal to $551,972,778.

4. Fees and Transactions with Affiliates

Advisory Fee

The Trust, on behalf of the Fund, has entered into an Investment Advisory Agreement with SSGA FM. The Fund pays an advisory fee to SSGA FM at an annual rate of 0.025% of the Fund’s average daily net assets. The fee is accrued daily and paid monthly.

SSGA FM is contractually obligated until April 30, 2022 to waive its management fee and/or to reimburse the Fund for expenses to the extent that Total Annual Fund Operating Expenses (exclusive of non-recurring account fees and/or extraordinary expenses) exceed 0.042% of average daily net assets on an annual basis. The contractual fee waiver does not provide for the recoupment by the Adviser of any fees the Adviser previously waived. This waiver and/or reimbursement may not be terminated prior to April 30, 2022 except with approval of the Fund’s Board.

Administrator Fee

SSGA FM serves as administrator. Pursuant to the Administration Agreement between the Trust, on behalf of the Fund, and SSGA FM, the Fund pays an annual administration fee to SSGA FM equal to 0.00075% of the Fund’s average daily net assets.

Custodian, Sub-Administrator, Fund Accounting and Transfer Agent Fees

State Street serves as the custodian, sub-administrator, and transfer agent for the Fund. Under the terms of these agreements, the Fund pays a monthly fee to State Street.

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Other Transactions with Affiliates

From time to time, the Fund may have a concentration of one or more accounts constituting a significant percentage of shares outstanding. Investment activities by holders of such accounts could have material impacts on the Fund. As of June 30, 2021, based on management’s evaluation of the shareholder account base, the Fund had accounts representing controlling ownership of more than 10% of the Fund’s total outstanding shares. The number of such accounts, based on accounts that represent more than 10% of the aggregate shares, and the aggregate percentage of net assets represented by such holdings were as follows:

Fund	Number of 10% Affiliated Account Holders	Percentage of Affiliated Ownership
State Street Navigator Securities Lending Portfolio II	1	13.13%

5. Trustees’ Fees

The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”) are paid directly by the Fund. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.

6. Income Tax Information

The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.

The Fund files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of December 31, 2020, SSGA FM has analyzed the Fund’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.

Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.

As of June 30, 2021, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street Navigator Securities Lending Portfolio II	$6,300,518,299	$519,495	$—	$519,495

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7. Risks

Concentration Risk

As a result of the Fund’s ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Fund’s investments more than if the Fund were more broadly diversified.

Credit Risk

The Fund may be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Market Risk

The Fund’s investments are subject to changes in general economic conditions, and general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Fund and its investments.

An outbreak of a respiratory disease caused by a novel coronavirus (known as COVID-19) first detected in China in December 2019 has resulted in a global pandemic and major disruptions to economies and markets around the world, including the United States. Financial markets experienced and may continue to experience extreme volatility and severe losses, and trading in many instruments was and may continue to be disrupted as a result. Liquidity for many instruments was and may continue to be greatly reduced for periods of time. Some interest rates are very low and in some cases yields are negative. Governments and central banks, including the Federal Reserve in the United States, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. The impact of these measures, and whether they will be effective to mitigate the economic and market disruption, will not be known for some time. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to a Fund by its service providers.

8. Recent Accounting Pronouncement

In March 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2020-04 (“ASU 2020-04”), “Reference Rate Reform (Topic 848)”. In response to concerns about structural risks of interbank offered rates, and particularly the risk of cessation of LIBOR, regulators have undertaken reference rate reform initiatives to identify alternative reference rates that are more observable or transaction based and less susceptible to manipulation. ASU 2020-04 provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting. ASU 2020-04 is elective and applies to all entities, subject to meeting certain criteria, that have contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. The relief provided is temporary and generally not applied to contract modifications that occur after December 31, 2022 or hedging relationships entered into or evaluated after that date. However, the FASB has indicated that it will revisit the sunset date on Topic 848 after the LIBOR administrator makes a final decision on the phaseout date. On November 30, 2020, the LIBOR administrator proposed extending the publication of the overnight and the one-, three-, six- and 12-month USD LIBOR settings through June 30, 2023, when many existing contracts that reference LIBOR will have expired. Management is currently evaluating the impact of the guidance.

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Notes to Financial Statements – (continued)

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9. Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

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Other Information

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Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable distribution (12b-1) and/ or service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2021 to June 30, 2021.

The table below illustrates your Fund’s cost in two ways:

•

Based on actual fund return — This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.

•

Based on hypothetical 5% return — This section is intended to help you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period (a)	Ending Account Value	Expenses Paid During Period (a)
State Street Navigator Securities Lending Portfolio II	0.04%	$1,000.70	$0.20	$1,024.60	$0.20

(a)	Hypothetical expenses are equal to the Fund’s annualized net expense ratio multiplied by the average account value of the period, multiplied by 181, then divided by 365.

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Proxy Voting Policies and Procedures and Records

A description of the Trust’s proxy voting policies and procedures that are used by the Fund’s investment adviser to vote proxies relating to the Fund’s portfolio of securities are available (i) without charge, upon request by calling 1-877-521-4083 (toll free) or (ii) on the SEC’s website at www.sec.gov.

Information regarding how the investment adviser voted for the 12-month period ended June 30 is available by August 31 of each year without charge (1) by calling 1-877-521-4083 (toll free), or (2) on the website of the SEC at www.sec.gov.

Quarterly Portfolio Schedule

Following the Fund’s first and third fiscal quarter-ends, a complete schedule of investments is filed with the SEC as an exhibit on Form N-PORT, which can be found on the SEC’s website at www.sec.gov. The Fund’s schedule of investments are available upon request, without charge, by calling 1-877-521-4083 (toll free).

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STATE STREET NAVIGATOR SECURITIES LENDING PORTFOLIO II

BOARD DELIBERATIONS REGARDING APPROVAL OF INVESTMENT ADVISORY AGREEMENT1

General Background

SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”) serves as the investment adviser to the State Street Navigator Securities Lending Portfolio II (the “Fund”), pursuant to an advisory agreement dated May 1, 2001, as amended (the “Advisory Agreement”), between SSGA FM and the State Street Navigator Securities Lending Trust (the “Trust”). Under the Advisory Agreement, SSGA FM manages the Fund’s investments in accordance with its investment objectives, policies and limitations. Under the Investment Company Act of 1940, as amended (the “1940 Act”), an investment advisory agreement between a mutual fund and its investment adviser may continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees or its shareholders, including and by a vote of a majority of those trustees who are not “interested persons” of the fund (commonly referred to as, the “Independent Trustees”) cast in person at a meeting called for the purpose of considering such approval.2 Throughout the year, the Board considers a wide variety of materials and information about the Fund, including, for example, the Fund’s investment performance, adherence to stated investment objectives and strategies, assets under management, expenses, regulatory compliance, and risk management. The Board periodically meets with SSGA FM’s portfolio managers and reviews and evaluates their professional experience, credentials and qualifications. This information supplements the materials the Board received in preparation for the meeting described below.

[1]

The Independent Trustees have identified numerous relevant issues, factors and concerns (“issues, factors and concerns”) that they consider each year in connection with the proposed continuation of the advisory agreement, the administration agreement, the distribution agreement and various related-party service agreements (the “annual review process”). The statement of issues, factors and concerns and the related conclusions of the Independent Trustees may not change substantially from year to year. However, the information requested by, and provided to, the Independent Trustees with respect to the issues, factors and concerns and on which their conclusions are based is updated annually and, in some cases, may differ substantially from the previous year. The Independent Trustees schedule annually a separate in-person meeting that is dedicated to the annual review process (the “special meeting”). Due to the ongoing Coronavirus Disease 2019 (also known as “COVID-19”) pandemic, the special meeting for calendar year 2021 was held telephonically. At the special meeting and throughout the annual review process, the Independent Trustees take a fresh look at each of the issues, factors and concerns in light of the latest available information and each year present one or more sets of comments and questions to management with respect to specific issues, factors and concerns. Management responds to such comments and questions to the satisfaction of the Independent Trustees before the annual review process is completed and prior to the Independent Trustees voting on proposals to approve continuation of the agreements and plans.

[2]

On March 25, 2020 and June 19, 2020, as a result of health and safety measures put in place to combat the global COVID-19 pandemic, the Securities and Exchange Commission (“SEC”)issued exemptive orders (the “Orders”) pursuant to Sections 6(c) and 38(a) of the 1940 Act, that temporarily exempt registered investment management companies from the in-person voting requirements under the 1940 Act, subject to certain requirements, including that votes taken pursuant to the Orders are ratified at the next in-person meeting. The Board of Trustees of the Trust (the “Board”) determined that reliance on the Orders was necessary or appropriate due to the circumstances related to current or potential effects of COVID-19 and therefore, the May 24-25, 2021 meeting was held telephonically in reliance on the Orders.

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Approval Process

The Board, including the Independent Trustees, met telephonically or by videoconference on April 7, 2021 and May 24-25, 2021 (in reliance on the Orders) (collectively, the “Meeting”), including in executive sessions attended by the Independent Trustees to consider a proposal to approve the Advisory Agreement. In determining whether it was appropriate to approve the Advisory Agreement, the Board requested information, provided by an independent third-party provider of mutual fund data and by SSGA FM, that it believed to be reasonably necessary to reach its conclusion. The Independent Trustees were separately represented by counsel who are independent of the Adviser in connection with their consideration of approval of the Advisory Agreement. Following the April 7, 2021 meeting, the Independent Trustees submitted questions and requests for additional information to management, and considered management’s responses thereto prior to and at the May 24-25, 2021 meeting. At the Meeting, the Board discussed issues pertaining to the proposed re-approval of the Advisory Agreement with representatives from SSGA FM and independent legal counsel. During the executive session, the Board discussed the following: (1) the nature, extent, and quality of services to be provided by SSGA FM under the Advisory Agreement; (2) the investment performance of the Fund and SSGA FM; (3) the costs of the services to be provided and profits to be realized by SSGA FM and its affiliates from the relationship with the Fund and the Trust; (4) the extent to which economies of scale would be realized as the assets of the Fund and the Trust grow; and (5) whether fee levels reflect these economies of scale for the benefit of the Fund’s investors. The Board noted that, in connection with evaluating the nature, extent, and quality of services to be provided by SSGA FM, as well as the reasonableness of overall compensation paid by the Fund to SSGA FM, the Board had considered (a) the Fund’s need for the services provided by SSGA FM; (b) the profitability of SSGA FM with respect to the management of the Trust and the Fund; (c) the capabilities and financial condition of SSGA FM; (d) the historical relationship between the Trust and SSGA FM; and (e) any “fall-out” financial benefits that SSGA FM or any of its affiliates may receive.

To support its deliberations at the Meeting, the Board requested and received the following materials: (1) a memorandum from independent legal counsel to the Independent Trustees (“Independent Counsel”) detailing the Independent Trustees’ duties and responsibilities with respect to approving the Advisory Agreement; the Administration Agreement dated and effective as of June 3, 2015 between SSGA FM and the Trust (the “Administration Agreement”); the Sub-Administration Agreement dated and effective as of June 1, 2015 between State Street Bank and Trust Company (“State Street”) and SSGA FM (the “Sub-Administration Agreement”); the Custodian Contract dated March 4, 1996, as amended, between State Street and the Trust (the “Custody Agreement”); and the Transfer Agency and Service Agreement dated March 4, 1996, as amended, between State Street and the Trust (the “Transfer Agency Agreement” and together, with the Sub-Administration Agreement and the Custody Agreement, the “Affiliated Agreements”); and (2) a responsive memorandum from the Adviser to a request letter from Independent Counsel to SSGA FM requesting certain information from SSGA FM, in its capacity as the Adviser and the Fund’s administrator (the “Administrator”) relevant to the Board’s consideration of whether to approve the renewal of the Advisory Agreement and the Administration Agreement that included, among other information: (i) a description of the nature, extent and quality of services provided by the Adviser to the Trust, the Fund, the State Street Navigator Securities Lending Portfolio I and the State Street Navigator Securities Lending Government Money Market Portfolio (together with the Fund, the “Navigator Funds”) with a description of all relevant personnel comprising the team responsible for providing these services to the Trust and the Navigator Funds and their qualifications to provide such services; (ii) a description of the sources of information that the Adviser relies upon in providing portfolio management services to each Navigator Fund and a description of the Adviser’s investment decision making process for each Navigator Fund; (iii) a description of the Adviser’s processes for seeking to obtain the most favorable execution of portfolio transactions for the Navigator Funds; (iv) a description of the adequacy and sophistication of the Adviser’s technology and systems with respect to investment and administrative matters and a description of any material improvement or changes in technology or systems in the past year; (v) a description of the Adviser’s valuation processes and valuation oversight capabilities, including any steps taken or planned to enhance those capabilities with respect to money market funds and the instruments in which the

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Navigator Funds invest and a description of the functioning and effectiveness of SSGA FM’s valuation policies and procedures in light of SEC staff guidance in this area and SEC enforcement actions with respect to valuation; (vi) a schedule of comparable funds/accounts detailing average net assets and advisory fee information as of December 31, 2020; (vii) reports regarding the Adviser’s expense allocation and profitability related to providing investment advisory services to each Navigator Fund for the year ended December 31, 2020; (viii) reports regarding the Administrator’s and State Street’s profitability related to providing services to each Navigator Fund (collectively, with item vii, the “SSGA FM Profitability Reports”); (ix) SSGA FM’s updated registration on Form ADV (Parts 1 and 2) under the Investment Advisers Act of 1940, as amended; (x) an overall description of the services rendered to the Navigator Funds by SSGA FM as Administrator, an assessment of the quality of the services to be provided by SSGA FM as Administrator, including its oversight of State Street, as the sub-administrator of the Trust, and a discussion as to whether the nature, extent and quality of the services provided would be at least equal to services provided by unaffiliated third parties offering the same or similar services; and (xi) data from a nationally recognized independent third-party provider of mutual fund data, Broadridge Financial Solutions, Inc. (“Broadridge”), comparing the Fund’s performance for various periods ended December 31, 2020, advisory fees and total expense ratio to other funds, selected exclusively by Broadridge, with similar investment objectives and investment policies and of similar asset size. In reaching their determinations relating to the re-approval of the Advisory Agreement, the Board considered, among others, the following factors (together, the “Factors” and each a “Factor”).

The Nature, Extent, and Quality of Services to be provided by SSGA FM under the Advisory Agreement

The Board reviewed the terms of the Advisory Agreement and reviewed the Fund’s fees and expenses compared to other funds with similar investment objectives and investment policies and of similar asset size. The Board recognized Trust management’s position that, as the Trust is a private placement investment vehicle consisting of portfolios that are used as securities lending collateral pools, the Trust does not have any direct competitors, although it does have peers of comparable size pursuing comparable investment objectives.

In considering the nature, extent and quality of the services provided by SSGA FM, the members of the Board relied on their prior experience as Trustees of the Trust as well as the materials provided by Broadridge and SSGA FM before the Meeting and by SSGA FM at the Meeting. The Board noted that, under the Advisory Agreement, SSGA FM is responsible for, among other things: (i) managing the investment operations of the Fund in accordance with the Fund’s investment objective and policies, applicable legal and regulatory requirements, and the instructions of the Board; (ii) providing necessary and appropriate reports and information to the Board; (iii) maintaining all necessary books and records pertaining to the Fund’s securities transactions; and (iv) furnishing the Fund with the assistance, cooperation, and information necessary for the Fund to meet various legal requirements regarding registration and reporting. The Board noted the distinctive nature of the Fund as a privately placed investment vehicle that is used as a securities lending collateral pool and the experience and expertise appropriate for an adviser to such a fund. The Board reviewed the background and experience of SSGA FM’s senior management, including those individuals responsible for the investment and compliance operations of the Fund. The Board also considered the resources, operational structures and practices of SSGA FM in managing the Fund, in monitoring and securing the Fund’s compliance with its investment objective and policies and with applicable federal securities laws and regulations, and in seeking best execution of Fund transactions from SSGA FM approved counterparties. The Trustees also considered the significant risks assumed by the Adviser in connection with the services provided to the Funds, including reputational and entrepreneurial risks. Further, the Board considered material enhancements made to the risk management processes and systems over the past year. The Board also considered the performance of certain portions of the business continuity plan which have been invoked in response to the COVID-19 pandemic.

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The Board also considered information about SSGA FM’s overall investment management business, noting that SSGA FM serves as an investment adviser across a broad spectrum of asset classes and had approximately $661 billion in assets under management as of December 31, 2020. Drawing upon the materials provided and their general knowledge of the business of SSGA FM and its affiliate, State Street Global Advisors (“SSGA”), the investment management division of State Street with which SSGA FM shares senior personnel, the Board determined that SSGA FM and its affiliates continue to have the experience and resources necessary to manage the Fund. On the basis of this review, the Board concluded that the nature and extent of the services provided by SSGA FM to the Trust were appropriate, had been of uniformly high quality, and could be expected to remain so.

The Investment Performance of the Trust and SSGA FM

In evaluating the investment performance of the Trust and SSGA FM, the Board relied primarily upon the aforementioned Broadridge materials, as well as information provided at the Meeting and upon reports provided to the Board by SSGA FM throughout the preceding year. The Board reviewed the performance of the Fund against a Broadridge-generated peer group, consisting of the Fund and 11 other Institutional Money Market Funds (as classified by Broadridge) with assets ranging from approximately $859.2 million to approximately $6.090 billion (the “Broadridge Peer Group”), and the Broadridge universe, consisting of the Fund and all Institutional Money Market Funds, regardless of asset size or primary channel of distribution (the “Broadridge Universe”), and noted that the Fund had outperformed the median of each of the Broadridge Peer Group and the Broadridge Universe for the 1- and 2-year periods. The Board also noted that the Fund had outperformed its Lipper Index for the 1- and 2-year periods. On the basis of this review, the Board concluded that the Fund’s performance supported the renewal of the Advisory Agreement.

The Cost of the Services to be Provided

The Board reviewed an expense comparison report prepared by Broadridge. The report compared the contractual and actual management fees and total expenses as a percentage of net assets for the Fund versus the Broadridge Peer Group and the Broadridge Universe. The Board noted that both the contractual and actual management fees and the total expense ratio of the Fund were in the first quintile compared to the Fund’s Broadridge Peer Group. The Board also noted that the actual management fees and the total expense ratio of the Fund were in the first quintile compared to the Fund’s Broadridge Universe. The Board concluded that the management fees and total expenses of the Fund are reasonable.

Profits to be Realized by SSGA FM and its Affiliates from the Relationship with the Trust

The Board considered the profitability of the advisory and administrative arrangements with the Navigator Funds to the Adviser and of the Trust’s relationship with the Adviser’s affiliate, State Street, in its role as sub-administrator, transfer agent and custodian for the Trust. The Board was also provided with the data relating to the profitability to SSGA FM from serving as the Adviser and the Administrator of the Navigator Funds for the calendar year ended December 31, 2020. The Trustees discussed with representatives of the Adviser and State Street the methodologies used in computing the costs that formed the basis of the profitability calculations. The Board also considered the various risks borne by SSGA FM and State Street in connection with their various roles in servicing the Trust, including reputational and entrepreneurial risks. After further discussion, the Trustees concluded that, to the extent SSGA FM’s and State Street’s relationships with the Trust had been profitable to either or both of those entities, the profitability was in no case such as to render the advisory fee excessive.

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Economies of Scale

The Board considered certain limiting factors with respect to economies of scale to be realized by SSGA FM as assets grow, including the increased number of the Fund’s portfolio holdings, the increase in the portfolio management and support infrastructure at SSGA FM and SSGA, and the expansion of the overall securities monitored and reviewed from a potential investment and credit-worthiness perspective. The Board concluded that the Fund’s low advisory fee and low total expense ratio reflect an equitable sharing of the economies of scale being realized as assets of the Fund grow. The Board recognized that, should sustained, substantial asset growth be realized in the future, it might be appropriate to consider additional measures.

Other Benefits

In considering whether SSGA FM benefits in other ways from its relationships with the Trust, the Board also considered whether SSGA FM’s affiliates may benefit from the Trust’s relationship with State Street as a service provider to the Trust. The Board noted, among other things, that SSGA FM does not currently have “soft dollar” arrangements in effect for trading the Fund’s investments. The Board concluded that, to the extent that SSGA FM or its affiliates derive other benefits from their relationships with the Trust, those benefits are not so significant as to render SSGA FM’s fee excessive.

Approval

The Board carefully evaluated the materials and information provided in advance of and at the Meeting and throughout the year and the Independent Trustees were advised by Independent Counsel with respect to their deliberations. In approving the Advisory Agreement, the Board did not identify any single Factor as controlling and each Trustee may have attributed different weight to the various Factors. Based on the Board’s evaluation of all the Factors that it deemed relevant, the Board concluded that: SSGA FM demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory Agreement; the performance of the Fund is exceptional in relation to the performance of funds with similar investment objectives; and the proposed advisory fee rate is fair and reasonable, given the scope and quality of the services to be rendered by SSGA FM.

25

Trustees

John R. Costantino

Michael F. Holland

Michael A. Jessee

Ellen M. Needham

Donna M. Rapaccioli

Patrick J. Riley

Richard D. Shirk

Bruce D. Taber

Investment Adviser and Administrator

SSGA Funds Management, Inc.

One Iron Street

Boston, MA 02210

Custodian, Sub-Administrator and Transfer Agent

State Street Bank and Trust Company

State Street Financial Center

One Lincoln Street

Boston, MA 02111

Independent Registered Public Accounting Firm

Ernst & Young LLP

200 Clarendon Street

Boston, MA 02116

Legal Counsel

Ropes & Gray LLP

800 Boylston Street

Boston, MA 02199

State Street Navigator Securities Lending Trust

c/o State Street Bank and Trust Company

Securities Finance

State Street Financial Center

One Lincoln Street

Boston, MA 02111

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of Fund shares.

(b)	Not Applicable.

Item 2. Code of Ethics.

Not applicable to this filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable to the Registrant.

Item 6. Investments.

(a) Schedules of Investments are included as part of the reports to shareholders filed under Item 1 of this Form N-CSR.

(b) Not applicable to the Registrant.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a) The Trust’s principal executive officer and principal financial officer have concluded that the Trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective to provide reasonable assurance that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a) Not applicable to the Registrant.

(b) Not applicable to the Registrant.

Item 13. Exhibits.

(a)(1)	Not applicable; this Form N-CSR is a Semi-Annual Report.

(a)(2)	Certifications of principal executive officer and principal financial and accounting officer of the Trust as required by Rule 30a-2(a) under the 1940 Act are attached hereto.

(a)(3)	Not applicable to the Registrant.

(a)(4)	Not applicable.

(b)	Certifications of principal executive officer and principal financial and accounting officer of the Trust as required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	STATE STREET NAVIGATOR SECURITIES LENDING TRUST

By:	/s/ Ellen M. Needham
Ellen M. Needham
President

Date:	September 3, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Ellen M. Needham
Ellen M. Needham
President (Principal Executive Officer)

Date:	September 3, 2021

By:	/s/ Bruce S. Rosenberg
Bruce S. Rosenberg
Treasurer (Principal Financial and Accounting Officer)

Date:	September 3, 2021